UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22752

Nuveen Intermediate Duration Municipal Term Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

NUVEEN

Closed-End Funds

Nuveen Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report November 30, 2017

NID
Nuveen Intermediate Duration Municipal Term Fund

NIQ
Nuveen Intermediate Duration Quality Municipal Term Fund

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Table of Contents

Chairman’s Letter to Shareholders	4

Portfolio Managers’ Comments	5

Fund Leverage	8

Common Share Information	9

Risk Considerations	11

Performance Overview and Holding Summaries	12

Portfolios of Investments	16

Statement of Assets and Liabilities	45

Statement of Operations	46

Statement of Changes in Net Assets	47

Statement of Cash Flows	48

Financial Highlights	50

Notes to Financial Statements	52

Additional Fund Information	64

Glossary of Terms Used in this Report	65

Reinvest Automatically, Easily and Conveniently	67

NUVEEN	3

Chairman’s Letter to Shareholders

Dear Shareholders,

Asset prices steadily climbed during 2017, propelled by a “Goldilocks” economic scenario that enabled markets to sidestep geopolitical tensions, natural disasters, terrorism events and political noise. The U.S. economy continued to run not too hot, not too cold, with steady growth and low levels of unemployment, inflation and interest rates. Corporate earnings have been healthy and recession risk appeared low. At the same time, growth across the rest of the world has improved as well, leading to upward revisions in global growth projections.

Yet, a global synchronized recovery also brings the prospect of higher inflation. Central banks have to manage the delicate balance between too-loose financial conditions, which risks economies overheating, and too-tight conditions, which could trigger recession. The nomination of Jerome Powell for Chairman of the U.S. Federal Reserve (Fed) is largely expected to maintain the course set by Chair Janet Yellen after her term expires in February 2018, and the much anticipated tax overhaul, passed at the end of December, may likely boost economic growth but could complicate the Fed’s job of managing interest rates in the years ahead.

Negotiations surrounding the budget showdown are in the forefront, as Congress debates the U.S. debt ceiling limit and spending related to the military, disaster relief, the Children’s Health Insurance Program and immigration policy. In addition, the ongoing “Brexit” negotiations and the North American Free Trade Agreement (NAFTA) talks may impact key trade and political partnerships. Tensions with North Korea may continue to flare.

The magnitude of the market’s bullishness during 2017 has been somewhat surprising, but gains may not be so easy in the coming years. Nobody can predict market shifts, and that is why Nuveen encourages you to talk to your financial advisor to ensure your investment portfolio is appropriately diversified for your objectives, time horizon and risk tolerance. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

William J. Schneider
Chairman of the Board
January 22, 2018

4	NUVEEN

Portfolio Managers’ Comments

Nuveen Intermediate Duration Municipal Term Fund (NID)
Nuveen Intermediate Duration Quality Municipal Term Fund (NIQ)

These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen, LLC. Portfolio managers John V. Miller, CFA, Timothy T. Ryan, CFA, Steven M. Hlavin and Daniel J. Close, CFA, discuss key investment strategies and the six-month performance of these two Nuveen Funds. John, Tim and Steve have managed NID since its inception in December 2012 and Dan has managed NIQ since its inception in February 2013.

What key strategies were used to manage NID and NIQ during the six-month reporting period ended November 30, 2017?

Investor confidence that the Federal Reserve would continue to raise the target federal funds rate sent short-term interest rates higher in this reporting period, while longer-term rates fluctuated in a range against a backdrop of low inflation expectations and robust demand for longer-dated bonds. As yields on the short end of the yield curve increased more than those on the long end, the yield curve flattened.

In this environment, our trading activity continued to focus on pursuing the Funds’ investment objectives. We continued to seek bonds in areas of the market that we expected to perform well as the economy continued to improve. The Funds’ positioning emphasized intermediate maturities, lower-rated credits and sectors offering higher yields. To fund these purchases, we generally reinvested the proceeds from called and maturing bonds.

Call activity in NID provided ample cash for new purchases during the reporting period. Two sizeable positions, Jefferson County Schools and Temple University Hospital, were called in this reporting period, and we reinvested the proceeds across a diverse range of sectors. We added to Chicago-related bonds and Illinois general obligation (GO) bonds, which turned out to be among the better performing holdings in this reporting period overall. We also participated in a large new issue that came to market, the American Dream Meadowlands Project, a new mega-mall shopping and entertainment complex currently under construction in New Jersey, which we believed were undervalued by the marketplace and subsequently performed well during the reporting period. NID also bought more Guam bonds, notably a limited obligation issue known as Section 30 Revenue Bonds, which are secured by the income tax revenue collected from U.S. military personnel living on the island. We also took advantage of opportunities to swap some of NID’s tobacco settlement bonds, trading lower coupon structures for higher coupon structures when market conditions were favorable to do so.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings, while BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies. Certain bonds backed by U.S. Government or agency securities are not rated by national ratings agencies and are regarded as having an implied rating equal to the rating of the U.S. Government or agency.

Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

NUVEEN	5

Portfolio Managers’ Comments (continued)

NIQ also funded substantially all of its buying during the reporting period with the proceeds from called and maturing bonds. We bought a longer-dated health care credit and a toll road bond, as well as executed a number of smaller buys (known as odd lots).

As of November 30, 2017, both of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement. As part of our duration management strategies, NID also used duration shortening forward interest rate swaps to help maintain the Funds’ ten-year maximum duration mandate. Since long-term interest rates generally declined during the holding period, the swaps had a negligible impact on performance.

How did NID and NIQ perform during the six-month reporting period ended November 30, 2017?

The tables in each Fund’s Performance Overview and Holding Summaries section of this report provide the Funds’ total returns for the six-month, one-year and since-inception periods ended November 30, 2017. Each Fund’s total returns at common share net asset value (NAV) are compared with the performance of a corresponding market index.

For the six months ended November 30, 2017, the total returns at common share NAV for NID outperformed the returns for the S&P Intermediate Duration Municipal Yield Index and the S&P Municipal Bond Index, while NIQ outperformed the S&P Municipal Bond Intermediate Index and the S&P Municipal Bond Index.

The main factors influencing the Funds’ relative performance during this reporting period were duration and yield curve positioning, ratings allocations, sector positioning and credit selection. In addition, the use of regulatory leverage was an important factor affecting the performance of the Funds. Leverage is discussed in more detail later in the Fund Leverage section of this report.

NID’s duration and yield curve positioning produced mixed results in this reporting period. The Fund’s duration profile was longer than that of the benchmark, which detracted from performance. However, the underperformance due to duration was largely offset by NID’s yield curve positioning, where the Fund held a longer average maturity than the benchmark and therefore benefited more from the flattening of the yield curve. For NIQ, a marginal overweight to the shortest end of the yield curve (zero to two years) was advantageous to performance, but the relative gain was diminished by an underweight to the longer end of the intermediate yield curve, which detracted. Overall, NIQ’s duration and yield curve positioning was a mildly positive contributor to relative performance.

In this reporting period, lower rated credits outperformed high grade (AAA and AA rated) credits. NID’s overweight allocations to BBB rated bonds and non-rated bonds added value, as these rating categories performed better than the market as a whole. In keeping with that trend, our security selection in the non-rated segment was another source of relative gains. NIQ also benefited strongly from an overweight allocation to BBB rated bonds, and a corresponding underweight to AAA rated bonds further boosted performance.

The Funds’ sector allocations were generally favorable during this reporting period. NID’s overweight allocations to the hospitals, tobacco settlement and industrial development revenue (IDR) sectors contributed to outperformance, despite a negative impact from an underweight to the transportation sector. NIQ was also bolstered by an overweight to IDR bonds, but exposure to local GOs detracted. In addition, as Puerto Rico bonds were among the weakest performing segments in this reporting period, NID’s significant underweight and NIQ’s zero weighting in Puerto Rico paper aided relative performance.

Individual credit selection was another positive driver in this reporting period. NID’s selection in the IDR sector, as well as our decision to overweight Chicago GOs and the Chicago Board of Education, added relative gains. In NIQ, our selections in lower quality and longer duration bonds generally outperformed, while holdings in higher grade and/or shorter duration bonds lagged.

6	NUVEEN

An Update Involving Puerto Rico

As noted in the Funds’ previous shareholder reports, we continue to monitor situations in the broader municipal market for any impact on the Funds’ holdings and performance: Puerto Rico’s ongoing debt restructuring is one such case. Puerto Rico began warning investors in 2014 the island’s debt burden might prove to be unsustainable and the Commonwealth pursued various strategies to deal with this burden.

In June 2016, President Obama signed the Puerto Rico Oversight, Management and Economic Stability Act (PROMESA) into law. The legislation established an independent Financial Oversight and Management Board charged with restructuring Puerto Rico’s financial operations and encouraging economic development. In addition to creating an oversight board, PROMESA also provides a legal framework and court-supervised debt restructuring process that enables Puerto Rico to adjust its debt obligations. In March 2017, the oversight board certified a ten-year fiscal plan projecting revenues, expenditures and a primary fiscal surplus available for debt service over the plan’s horizon. The fiscal plan was considered quite detrimental to creditors, identifying available resources to pay only about 24% of debt service due over the ten-year term. In May 2017, the oversight board initiated a bankruptcy-like process for the general government, general obligation debt, the Puerto Rico Sales Tax Financing Corporation (COFINA), the Highways and Transportation Authority (HTA), and the Employee Retirement System. Officials have indicated more public corporations could follow. As of November 2017, Puerto Rico has defaulted on many of its debt obligations, including General Obligation bonds.

In mid-September 2017, Puerto Rico was severely impacted by two hurricanes within the span of just two weeks causing massive destruction. Rebuilding is expected to take months and some parts of Puerto Rico may need years to fully recover. Puerto Rico’s Oversight Board has said it will approve budgetary adjustments up to an amount of $1 billion to fund emergency relief efforts. Though it’s too early to accurately assess the long-term economic impact of the storms, recovering from the tragic damage caused by the hurricanes will likely prolong the restructuring process that was already underway under PROMESA.

In terms of Puerto Rico holdings, shareholders should note that NID had limited exposure, which was insured, to Puerto Rico debt during this reporting period, generally totaling under 0.35%, while NIQ had no exposure to Puerto Rico bonds. The Puerto Rico credits offered higher yields, added diversification and triple exemption (i.e., exemption from most federal, state and local taxes). Puerto Rico general obligation debt is currently in default and rated Caa3/D/D by Moody’s, S&P and Fitch, respectively, with negative outlooks.

Note About Investment Valuations

The municipal securities held by the Funds are valued by the Funds’ pricing service using a range of market-based inputs and assumptions. A different municipal pricing service might incorporate different assumptions and inputs into its valuation methodology, potentially resulting in different values for the same securities. Thus, the current net asset value of a Fund’s shares might be impacted, higher or lower, if the Fund were to use a different pricing service, or if its pricing service were to materially change its valuation methodology. On October 4, 2016, the Fund’s then-current municipal bond pricing service was acquired by the parent company of another pricing service, and the combination of the valuation methodologies used by the two organizations took place on October 16, 2017. The change of valuation methodologies due to that combination had little or no impact on the net asset value of each Fund’s shares.

NUVEEN	7

Fund Leverage

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of the Funds relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income, particularly in the recent market environment where short-term market rates are at or near historical lows, meaning that the short-term rates the Fund has been paying on its leveraging instruments have been much lower than the interest the Fund has been earning on its portfolio of long-term bonds that it has bought with the proceeds of that leverage. However, use of leverage also can expose the Fund to additional price volatility. When a Fund uses leverage, the Fund will experience a greater increase in its net asset value if the municipal bonds acquired through the use of leverage increase in value, but it will also experience a correspondingly larger decline in its net asset value if the bonds acquired through leverage decline in value, which will make the Fund’s net asset value more volatile, and its total return performance more variable over time. In addition, income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. Leverage had a positive impact on the performance of both Funds over this reporting period.

As of November 30, 2017, the Funds’ percentages of leverage are as shown in the accompanying table.

	NID	NIQ
Effective Leverage*	36.61%	36.33%
Regulatory Leverage*	21.40%	23.30%

*	Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

THE FUNDS’ REGULATORY LEVERAGE

As of November 30, 2017, the Funds have issued and outstanding preferred shares as shown in the accompanying table.

Variable Rate
	Variable Rate		Remarketed
	Preferred	*	Preferred	**
	Shares		Shares
	Issued at		Issued at
	Liquidation		Liquidation
	Preference		Preference		Total
NID	$175,000,000		$—		$175,000,000
NIQ	$55,000,000		$—		$55,000,000

*	Preferred shares of the Fund featuring a floating rate dividend based on a predetermined formula or spread to an index rate. Includes the following preferred shares iMTP, VMTP, MFP-VRM and VRDP in Special Rate Mode, where applicable. See Notes to Financial Statements, Note 4 – Fund Shares, Preferred Shares for further details.
**	Preferred shares of the Fund featuring floating rate dividends set by a remarketing agent via a regular remarketing. Includes the following preferred shares VRDP not in Special Rate Mode, MFP-VRRM and MFP-VRDM, where applicable. See Notes to Financial Statements, Note 4 – Fund Shares, Preferred Shares for further details.

Refer to Notes to Financial Statements, Note 4 – Fund Shares, Preferred Shares for further details on preferred shares and each Funds’ respective transactions.

8	NUVEEN

Common Share Information

COMMON SHARE DISTRIBUTION INFORMATION

The following information regarding the Funds’ distributions is current as of November 30, 2017. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investment value changes.

During the current reporting period, each Fund’s distributions to common shareholders were as shown in the accompanying table.

	Per Common
	Share Amounts
Monthly Distributions (Ex-Dividend Date)	NID	NIQ
June 2017	0.0530	0.0415
July	0.0530	0.0415
August	0.0530	0.0415
September	0.0530	0.0390
October	0.0530	0.0390
November 2017	0.0530	0.0390
Total Distributions from Net Investment Income	0.3180	0.2415

Yields
Market Yield*	4.85%	3.63%
Taxable-Equivalent Yield*	6.74%	5.04%

*	Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28.0%. When comparing a Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield would be lower.

Each Fund in this report seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if a Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.

As of November 30, 2017, the Funds had positive UNII balances, based upon our best estimate, for tax purposes. NID had a positive UNII balance while NIQ had a negative UNII balance for financial reporting purposes.

All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders would have received a notice to that effect. For financial reporting purposes the composition and per share amounts of each Fund’s dividends for the reporting period are presented in this report’s Statement of

NUVEEN	9

Common Share Information (continued)

Changes in Net Assets and Financial Highlights, respectively. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 — Income Tax Information within the Notes to Financial Statements of this report.

COMMON SHARE REPURCHASES

During August 2017, the Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding shares.

As of November 30, 2017, and since the inception of the Funds’ repurchase programs, the Funds have cumulatively repurchased and retired their outstanding common shares as shown in the accompanying table.

	NID	NIQ
Common shares cumulatively repurchased and retired	—	—
Common shares authorized for repurchase	4,690,000	1,310,000

OTHER COMMON SHARE INFORMATION

As of November 30, 2017, and during the current reporting period, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs as shown in the accompanying table.

	NID	NIQ
Common share NAV	$13.70	$13.82
Common share price	$13.12	$12.88
Premium/(Discount) to NAV	(4.23)%	(6.80)%
6-month average premium/(discount) to NAV	(3.04)%	(5.57)%

10	NUVEEN

Risk Considerations

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.

Nuveen Intermediate Duration Municipal Term Fund (NID)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. For these and other risks, including the Fund’s limited term and inverse floater risk, see the Fund’s web page at www.nuveen.com/NID.

Nuveen Intermediate Duration Quality Municipal Term Fund (NIQ)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. For these and other risks, including the Fund’s limited term and inverse floater risk, see the Fund’s web page at www.nuveen.com/NIQ.

NUVEEN	11

NID
Nuveen Intermediate Duration Municipal Term Fund
Performance Overview and Holding Summaries as of November 30, 2017

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of November 30, 2017

	Cumulative	Average Annual
			Since
	6-Month	1-Year	Inception
NID at Common Share NAV	2.19%	9.06%	3.94%
NID at Common Share Price	0.36%	7.52%	2.41%
S&P Intermediate Duration Municipal Yield Index	1.00%	5.08%	3.45%
S&P Municipal Bond Index	0.46%	5.00%	2.60%

Since inception returns are from 12/05/12. Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

12	NUVEEN

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies. Certain bonds backed by U.S. Government or agency securities are not rated by national rating agencies and are regarded as having an implied rating equal to the rating of the U.S. Government or agency.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	127.7%
Other Assets Less Liabilities	1.3%
Net Assets Plus Floating Rate Obligations & VMTP Shares, net of deferred offering costs	129.0%
Floating Rate Obligations	(1.8)%
VMTP Shares, net of deferred offering costs	(27.2)%
Net Assets	100%

Portfolio Credit Quality
(% of total investment exposure)
AAA/U.S. Guaranteed	5.1%
AA	22.1%
A	14.7%
BBB	20.5%
BB or Lower	23.0%
N/R (not rated)	14.6%
Total	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	23.3%
Health Care	12.7%
Tax Obligation/General	9.6%
Consumer Staples	8.6%
Transportation	8.0%
Industrials	7.8%
Utilities	7.1%
Education and Civic Organizations	6.9%
U.S. Guaranteed	5.0%
Other	11.0%
Total	100%

States and Territories
(as a % of total investments)
Illinois	15.4%
Florida	7.7%
California	7.2%
New Jersey	6.4%
Ohio	6.0%
Texas	6.0%
Michigan	5.8%
New York	5.5%
Pennsylvania	5.1%
Colorado	3.4%
Guam	2.8%
Indiana	2.5%
Wisconsin	2.4%
Washington	2.1%
Iowa	1.9%
Other	19.8%
Total	100%

NUVEEN	13

NIQ
Nuveen Intermediate Duration Quality Municipal Term Fund
Performance Overview and Holding Summaries as of November 30, 2017

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of November 30, 2017

	Cumulative	Average Annual
			Since
	6-Month	1-Year	Inception
NIQ at Common Share NAV	0.80%	8.16%	3.24%
NIQ at Common Share Price	(0.24)%	8.85%	1.08%
S&P Municipal Bond Intermediate Index	(0.06)%	4.96%	2.60%
S&P Municipal Bond Index	0.46%	5.00%	2.84%

Since inception returns are from 2/07/13. Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

14	NUVEEN

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies. Certain bonds backed by U.S. Government or agency securities are not rated by national rating agencies and are regarded as having an implied rating equal to the rating of the U.S. Government or agency.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	126.1%
Short-Term Municipal Bonds	1.5%
Other Assets Less Liabilities	2.8%
Net Assets Plus VMTP Shares, net of deferred offering costs	130.4%
VMTP Shares, net of deferred offering costs	(30.4)%
Net Assets	100%

Portfolio Credit Quality
(% of total investment exposure)
AAA/U.S. Guaranteed	19.1%
AA	25.1%
A	23.1%
BBB	20.9%
BB or Lower	7.6%
N/R (not rated)	4.2%
Total	100%

Portfolio Composition
(% of total investments)
Utilities	20.1%
Tax Obligation/Limited	16.5%
Transportation	14.4%
Health Care	12.4%
Tax Obligation/General	7.8%
Education and Civic Organizations	7.0%
Water and Sewer	6.1%
U.S. Guaranteed	5.9%
Consumer Staples	5.8%
Other	4.0%
Total	100%

States and Territories
(as a % of total investments)
California	13.2%
Illinois	10.7%
Texas	8.2%
Florida	7.3%
New Jersey	5.5%
Tennessee	5.1%
Michigan	4.6%
Ohio	4.4%
Colorado	3.7%
Pennsylvania	3.2%
Alabama	3.1%
Maine	2.0%
Utah	1.9%
Kentucky	1.7%
Iowa	1.7%
Missouri	1.6%
Massachusetts	1.5%
Nevada	1.5%
Other	19.1%
Total	100%

NUVEEN	15

NID
Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments	November 30, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 127.7% (100.0% of Total Investments)
	MUNICIPAL BONDS – 127.7% (100.0% of Total Investments)
	Alabama – 1.2% (1.0% of Total Investments)
$235	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006, 5.125%, 4/01/21 – AMBAC Insured	2/18 at 100.00	Baa2	$235,418
7,000	Jefferson County, Alabama, General Obligation Warrants, Refunding Series 2003A, 5.000%, 4/01/22 – NPFG Insured	2/18 at 100.00	A3	7,011,830
665	Jefferson County, Alabama, General Obligation Warrants, Series 2004A, 5.000%, 4/01/18 – NPFG Insured	2/18 at 100.00	A3	666,982
7,900	Total Alabama			7,914,230
	Alaska – 0.3% (0.2% of Total Investments)
2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	1/18 at 100.00	B3	1,959,620
	Arizona – 1.3% (1.1% of Total Investments)
2,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/27	2/22 at 100.00	BBB+	2,182,180
695	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 144A, 4.750%, 7/01/30	7/25 at 100.00	N/R	667,610
	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013:
35	4.000%, 7/01/18	No Opt. Call	Ba1	35,353
1,050	5.000%, 7/01/23	No Opt. Call	Ba1	1,114,617
85	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.250%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	BB+ (4)	95,929
	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc. Project, Series 2014:
1,295	5.000%, 2/01/18	No Opt. Call	B+	1,296,256
1,000	5.125%, 2/01/34	2/24 at 100.00	B+	955,330
760	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013, 5.000%, 7/01/25	7/20 at 102.00	BB	708,062
800	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 5.000%, 7/01/19 (ETM)	No Opt. Call	N/R (4)	841,232
717	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 5.750%, 7/01/22	2/18 at 100.00	N/R	717,079
8,437	Total Arizona			8,613,648
	California – 9.2% (7.2% of Total Investments)
2,490	Alvord Unified School District, Riverside County, California, General Obligation Bonds, Tender Option Bond Trust 2016-XG0089, 22.694%, 144A, 8/01/30 – NPFG Insured (IF) (5)	No Opt. Call	AA	5,433,155
865	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (4)	970,539
750	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2016-XG0019, 144A, 4.262%, 4/01/36 (IF) (5)	10/26 at 100.00	AA	839,093
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,095	5.250%, 11/01/29	11/26 at 100.00	BBB–	1,284,446
1,140	5.000%, 11/01/30	11/26 at 100.00	BBB–	1,300,774
1,000	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, 144A, 5.000%, 11/21/45 (Alternative Minimum Tax)	7/22 at 100.00	Baa3	1,081,770

16	NUVEEN

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
$500	5.250%, 12/01/29	12/24 at 100.00	BB+	$562,760
2,500	5.250%, 12/01/34	12/24 at 100.00	BB+	2,769,250
2,300	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 144A, 5.000%, 12/01/27	6/26 at 100.00	BB	2,609,373
5,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26	8/20 at 100.00	N/R	5,369,800
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 0.000%, 1/15/29 – AGM Insured (6)	No Opt. Call	AA	2,672,250
5,005	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	1/18 at 100.00	B+	5,004,900
310	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/23	8/18 at 100.00	BBB–	316,181
755	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 4.625%, 6/01/21	1/18 at 100.00	N/R	755,242
250	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (4)	297,715
1,660	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 5.500%, 11/01/19 (ETM)	No Opt. Call	N/R (4)	1,736,011
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.625%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (4)	5,480,200
700	Redwood City, California, Special Tax Refunding Bonds, Redwood Shores Community Facilities District 99-1, Shores Transportation Improvement Project, Series 2012B, 5.000%, 9/01/29	9/22 at 100.00	N/R	766,927
265	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 4.000%, 9/01/21	No Opt. Call	N/R	277,047
500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014, 5.000%, 9/01/29	9/24 at 100.00	N/R	552,885
2,395	San Bernardino Joint Powers Financing Authority, California, Tax Allocation Bonds, Series 2005A, 5.750%, 10/01/24 – AGM Insured	No Opt. Call	AA	2,814,796
260	San Diego, California, Community Facilities District 3 Liberty Station Special Tax Refunding Bonds Series 2013, 5.000%, 9/01/20	No Opt. Call	N/R	278,039
90	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Refunding Series 2006D, 5.000%, 8/01/18 – AMBAC Insured	1/18 at 100.00	A+	90,272
420	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2003, 5.000%, 8/01/25 – FGIC Insured	1/18 at 100.00	A+	421,025
550	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2007B, 5.000%, 8/01/19 – SYNCORA GTY Insured	1/18 at 100.00	A+	551,617
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012A, 5.000%, 9/01/32	3/23 at 100.00	N/R	1,633,050
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.000%, 9/01/32	3/23 at 100.00	N/R	1,586,565
10,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2005A-2, 5.400%, 6/01/27	1/18 at 100.00	B+	10,001,600
1,440	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	1/18 at 100.00	Baa3	1,440,216
80	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21 (Pre- refunded 8/01/19)	8/19 at 100.00	N/R (4)	83,477
53,320	Total California			58,980,975

NUVEEN	17

NID	Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado – 4.3% (3.4% of Total Investments)
$505	Bromley Park Metropolitan District 2, Brighton, Colorado, General Obligation Bonds, Refunding Series 2007A, 4.375%, 12/01/18 – RAAI Insured	12/17 at 100.00	AA	$506,172
645	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013, 5.000%, 6/01/29	6/23 at 100.00	A	719,549
485	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010B, 6.125%, 11/01/20	No Opt. Call	B+	497,988
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 6.750%, 8/01/28 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	517,625
125	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/22	No Opt. Call	BB+	132,052
615	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National Obligated Group Project, Series 2010A, 5.250%, 11/15/20 (ETM)	No Opt. Call	N/R (4)	649,975
889	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2017, 6.875%, 10/01/27 (Alternative Minimum Tax)	No Opt. Call	N/R	790,534
3,270	Colorado Springs, Colorado, Utilities System Revenue Bonds, Tender Option Bond Trust 2015-XF0223, 144A, 11.230%, 11/15/30 (IF)	11/22 at 100.00	AA	4,114,805
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Tender Option Bond Trust 2016-XF2354, 144A:
100	19.068%, 3/01/25 (IF) (5)	No Opt. Call	Aa2	199,897
300	19.068%, 3/01/26 (IF) (5)	No Opt. Call	Aa2	619,992
430	19.027%, 3/01/27 (IF) (5)	No Opt. Call	Aa2	919,650
725	19.068%, 3/01/28 (IF) (5)	No Opt. Call	Aa2	1,509,987
200	19.068%, 3/01/29 (IF) (5)	No Opt. Call	Aa2	420,600
2,135	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%, 10/01/32 (Alternative Minimum Tax)	10/23 at 100.00	BB–	2,316,710
2,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/26	No Opt. Call	Baa2	2,375,600
5,715	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	A–	4,288,307
860	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public Improvement Fee Supported Revenue Bonds, Series 2014A, 5.750%, 3/01/32	3/20 at 100.00	N/R	860,989
	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 144A:
500	5.000%, 12/01/18	No Opt. Call	N/R	513,410
1,000	5.000%, 12/01/21	No Opt. Call	N/R	1,080,180
215	Rendezous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 5.200%, 12/01/17 (ETM)	No Opt. Call	N/R (4)	215,000
742	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016, 3.000%, 12/01/21	No Opt. Call	N/R	742,289
3,150	Westminster Economic Development Authority, Colorado, Tax Increment Revenue Bonds, Mandalay Gardens Urban Renewal Project, Series 2012, 5.000%, 12/01/27	12/22 at 100.00	A+	3,444,619
25,106	Total Colorado			27,435,930
	Connecticut – 0.0% (0.0% of Total Investments)
7,268	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31, (cash 4.000%, PIK 2.050%), (7)	No Opt. Call	N/R	290,722
	District of Columbia – 0.8% (0.6% of Total Investments)
	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013:
500	4.000%, 10/01/19	No Opt. Call	BB+	507,020
500	4.000%, 10/01/20	No Opt. Call	BB+	510,185
670	4.000%, 10/01/21	No Opt. Call	BB+	686,147

18	NUVEEN

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
$355	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A, 4.125%, 7/01/27	7/24 at 103.00	N/R	$365,117
	District of Columbia, Tax Increment Revenue Bonds, Gallery Place Project, Tender Option Bond Trust 2016-XF2341, 144A:
745	18.089%, 6/01/29 (IF) (5)	6/21 at 100.00	AA	1,089,756
785	18.026%, 6/01/30 (IF) (5)	6/21 at 100.00	AA	1,189,825
520	18.089%, 6/01/31 (IF) (5)	6/21 at 100.00	AA	780,868
4,075	Total District of Columbia			5,128,918
	Florida – 9.8% (7.7% of Total Investments)
1,625	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Master Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36	2/18 at 100.00	N/R	1,628,055
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
425	5.000%, 11/15/20	No Opt. Call	BBB	458,902
150	5.000%, 11/15/23	No Opt. Call	BBB	169,099
720	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.000%, 5/01/30	5/25 at 100.00	N/R	720,389
7,200	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015, 144A, 5.750%, 7/01/30	7/25 at 100.00	N/R	7,849,152
430	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan Program – Florida Universities, Series 2001F, 5.000%, 10/01/31 – NPFG Insured	2/18 at 100.00	A3	432,004
2,095	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	7/20 at 100.00	Baa3	2,193,276
945	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A, 4.500%, 6/01/23	No Opt. Call	BBB–	977,980
755	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area One Project, Series 2016, 3.500%, 11/01/21	No Opt. Call	N/R	754,713
2,075	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A, 6.500%, 6/15/21	No Opt. Call	BB	2,194,188
785	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.125%, 11/01/22	No Opt. Call	N/R	831,017
	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012:
870	5.250%, 11/01/22	No Opt. Call	N/R	913,291
1,305	5.750%, 11/01/32	11/23 at 100.00	N/R	1,359,210
2,020	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	2/18 at 100.00	BB	2,021,778
325	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A, 6.000%, 7/01/25 (Pre-refunded 1/02/18) (7)	1/18 at 100.00	N/R (4)	325,000
4,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 144A, 3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Baa2	4,107,640
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Tender Option Bond Trust 2016-XG0099, 144A:
700	17.473%, 7/01/22 (IF) (5)	No Opt. Call	A+	1,174,866
820	17.473%, 7/01/23 (IF) (5)	7/22 at 100.00	A+	1,407,235
1,115	17.473%, 7/01/24 (IF) (5)	7/22 at 100.00	A+	1,834,833
800	17.473%, 7/01/25 (IF) (5)	7/22 at 100.00	A+	1,303,424
920	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	963,065

NUVEEN	19

NID	Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,495	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.125%, 8/01/22	No Opt. Call	N/R	$1,570,542
500	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/25	12/24 at 100.00	BBB+	567,710
900	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/33	11/22 at 100.00	BBB+	962,469
355	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 3.500%, 5/01/19	No Opt. Call	N/R	356,427
2,615	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2017, 4.000%, 5/01/31	5/27 at 100.00	BBB	2,695,202
1,735	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	5/22 at 100.00	BBB–	1,899,825
1,130	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/25	5/23 at 100.00	N/R	1,144,792
	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014B:
2,925	5.000%, 7/01/29	7/24 at 100.00	A–	3,299,371
2,350	5.000%, 7/01/30	7/24 at 100.00	A–	2,634,303
1,560	5.000%, 7/01/31	7/24 at 100.00	A–	1,738,324
1,400	5.000%, 7/01/32	7/24 at 100.00	A–	1,552,110
	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Tender Option Bond Trust 2016-XG009, 144A:
400	17.572%, 7/01/27 (IF) (5)	7/22 at 100.00	A+	641,504
290	17.572%, 7/01/28 (IF) (5)	7/22 at 100.00	A+	459,731
1,000	12.623%, 7/01/29 (IF) (5)	7/22 at 100.00	A+	1,317,800
1,000	12.623%, 7/01/30 (IF) (5)	7/22 at 100.00	A+	1,300,020
1,000	17.572%, 7/01/31 (IF) (5)	7/22 at 100.00	A+	1,610,700
1,620	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	2/18 at 100.00	N/R	1,621,652
1,475	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.000%, 5/01/23	5/22 at 100.00	N/R	1,528,631
2,240	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/23	No Opt. Call	N/R	2,231,309
475	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase Two Assessment Area, Refunding Series 2012A-2, 5.600%, 5/01/22	No Opt. Call	BBB–	508,259
56,545	Total Florida			63,259,798
	Georgia – 0.3% (0.3% of Total Investments)
2,000	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	Baa3	2,294,380
	Guam – 3.6% (2.8% of Total Investments)
	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
1,100	6.000%, 12/01/20	No Opt. Call	B+	1,124,827
325	6.875%, 12/01/40	12/20 at 100.00	B+	341,250
1,100	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	A–	1,212,013
2,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.250%, 7/01/25	7/20 at 100.00	A–	2,173,880
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
1,365	5.250%, 7/01/24	7/23 at 100.00	A–	1,544,689
2,500	5.500%, 7/01/43	7/23 at 100.00	A–	2,801,600

20	NUVEEN

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Guam (continued)
$460	Guam Government, General Obligation Bonds, 2009 Series A, 6.000%, 11/15/19	No Opt. Call	BB–	$482,140
2,500	Guam Government, General Obligation Bonds, 2009 Series A, 6.750%, 11/15/29 (Pre- refunded 11/15/19)	11/19 at 100.00	N/R (4)	2,743,300
1,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.375%, 12/01/24 (Pre-refunded 12/01/19)	12/19 at 100.00	BBB+ (4)	1,073,710
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/24	No Opt. Call	BBB+	1,136,100
2,500	5.000%, 12/01/25	No Opt. Call	BBB+	2,858,675
2,750	5.000%, 12/01/26	No Opt. Call	BBB+	3,164,260
2,025	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	2,236,228
200	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/31	10/24 at 100.00	BBB	217,416
20,825	Total Guam			23,110,088
	Hawaii – 1.3% (1.0% of Total Investments)
6,070	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2015, 5.000%, 7/01/20	1/19 at 100.00	N/R	6,192,917
450	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22	No Opt. Call	A–	461,754
1,550	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc., Series 1997, 5.625%, 11/15/27 (Alternative Minimum Tax)	2/18 at 100.00	BB–	1,553,270
8,070	Total Hawaii			8,207,941
	Idaho – 0.2% (0.1% of Total Investments)
1,000	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/30	9/26 at 100.00	BB+	1,100,990
	Illinois – 19.6% (15.4% of Total Investments)
7,680	CenterPoint Intermodal Center Program Trust, Illinois, Class A Certificates, Series 2004, 144A, 4.000%, 6/15/23	12/22 at 100.00	N/R	7,760,640
5,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 5.750%, 4/01/34	4/27 at 100.00	A	5,780,500
440	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017, 5.000%, 4/01/42	4/27 at 100.00	N/R	477,008
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
1,275	5.000%, 12/01/17	No Opt. Call	B	1,275,000
545	5.000%, 12/01/18	No Opt. Call	BB–	555,088
1,600	5.000%, 12/01/19	No Opt. Call	BB–	1,655,136
1,230	5.000%, 12/01/20	No Opt. Call	BB–	1,281,611
795	5.000%, 12/01/31	12/20 at 100.00	BB–	804,262
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
325	5.000%, 12/01/17 (ETM)	No Opt. Call	N/R (4)	325,000
140	5.000%, 12/01/18 (ETM)	No Opt. Call	N/R (4)	145,002
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
7,225	5.000%, 12/01/26	No Opt. Call	B	7,500,561
1,875	5.000%, 12/01/27	No Opt. Call	B	1,936,050
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2008C:
1,250	5.000%, 12/01/22	12/18 at 100.00	BB–	1,264,950
3,000	5.250%, 12/01/25	12/18 at 100.00	BB–	3,028,770
1,125	5.000%, 12/01/28	12/18 at 100.00	BB–	1,130,501
870	5.000%, 12/01/29	12/18 at 100.00	BB–	873,915
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/26	12/25 at 100.00	B	1,197,430

NUVEEN	21

NID	Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
$1,470	0.000%, 12/01/22 – NPFG Insured	No Opt. Call	A3	$1,242,312
1,500	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	A3	995,070
2,514	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopment Project, Series 2012, 6.100%, 1/15/29	12/17 at 100.00	N/R	2,513,559
226	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, MetraMarket Project, Series 2010, 6.870%, 2/15/24	2/18 at 100.00	Ba2	226,181
868	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (7)	2/18 at 100.00	N/R	626,403
2,465	Chicago, Illinois, General Obligation Bonds, Refunding Series 2008A, 5.250%, 1/01/33	1/18 at 100.00	BBB+	2,466,898
2,680	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/23	1/22 at 100.00	BBB+	2,885,154
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
850	5.000%, 1/01/24	No Opt. Call	BBB+	926,491
1,500	5.000%, 1/01/25	No Opt. Call	BBB+	1,644,810
	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF0124, 144A:
1,000	17.565%, 11/15/29 (IF) (5)	11/22 at 100.00	AA–	1,451,700
3,040	17.565%, 11/15/33 (IF) (5)	11/22 at 100.00	AA–	4,231,893
1,100	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B+	1,188,506
5,530	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B+	5,974,944
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 2016-XF2339, 144A:
480	17.707%, 9/01/21 (IF) (5)	No Opt. Call	BBB–	661,042
330	17.676%, 9/01/21 (IF) (5)	No Opt. Call	BBB–	454,232
435	17.663%, 9/01/22 (IF) (5)	No Opt. Call	BBB–	631,503
2,960	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.375%, 2/15/25	1/18 at 100.00	BB–	2,962,486
	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
2,680	5.000%, 4/01/24	2/18 at 100.00	Baa3	2,685,494
1,950	5.000%, 4/01/26	2/18 at 100.00	Baa3	1,953,607
2,000	5.000%, 4/01/31	2/18 at 100.00	Baa3	2,002,980
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
650	4.000%, 5/15/18	No Opt. Call	Baa1	655,635
770	4.000%, 5/15/19	No Opt. Call	Baa1	788,295
895	5.000%, 5/15/20	No Opt. Call	Baa1	951,295
1,035	5.000%, 5/15/21	No Opt. Call	Baa1	1,123,865
1,210	5.000%, 5/15/22	No Opt. Call	Baa1	1,338,163
1,575	5.000%, 5/15/24	5/22 at 100.00	Baa1	1,733,461
120	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding Series 2009, 6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	127,718
	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding Series 2009:
100	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	106,432
3,280	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	BBB- (4)	3,490,970
2,500	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.000%, 6/15/27 – AGM Insured	6/24 at 100.00	AA	2,767,950
	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001:
4,300	0.000%, 6/15/23 – AMBAC Insured	No Opt. Call	BBB–	3,514,648
1,000	0.000%, 6/15/25 – AMBAC Insured	No Opt. Call	BBB–	748,170
1,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB	1,614,930

22	NUVEEN

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$7,000	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB	$7,567,770
1,870	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/24	1/20 at 100.00	BBB	1,937,395
	Illinois State, General Obligation Bonds, Refunding Series 2012:
1,750	5.000%, 8/01/22	No Opt. Call	BBB	1,859,532
4,000	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	4,472,920
2,000	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 144A, 14.035%, 8/01/23 – AGM Insured (IF) (5)	No Opt. Call	AA	2,945,880
3,560	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation September Series 2016C, 4.000%, 6/15/30 – BAM Insured	6/26 at 100.00	AA	3,779,296
4,270	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 12/15/28	6/22 at 100.00	BBB–	4,586,108
1,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B, 5.000%, 12/15/26 (WI/DD, Settling 12/06/17)	No Opt. Call	BB+	1,125,930
	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015:
1,100	5.000%, 10/01/25	4/25 at 100.00	BBB+	1,263,933
200	5.000%, 10/01/26	4/25 at 100.00	BBB+	229,806
2,500	Wauconda, Illinois, Special Service Area 1 Social Tax Bonds, Liberty Lake Project, Refunding Series 2015, 5.000%, 3/01/33 – BAM Insured	3/25 at 100.00	AA	2,778,450
119,138	Total Illinois			126,225,241
	Indiana – 3.2% (2.5% of Total Investments)
1,070	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A, 6.000%, 11/15/22	No Opt. Call	N/R	1,136,554
4,345	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.000%, 3/01/33	3/23 at 100.00	B+	4,434,420
535	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21	10/19 at 100.00	B–	541,944
965	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc. Project, Series 2016, 144A, 6.250%, 12/01/24	No Opt. Call	N/R	996,932
990	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016, 144A, 6.250%, 12/01/24	No Opt. Call	N/R	1,022,759
5,590	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B	5,702,359
6,330	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	B	6,613,267
320	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013, 5.875%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	N/R	357,626
20,145	Total Indiana			20,805,861
	Iowa – 2.4% (1.9% of Total Investments)
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
4,640	5.000%, 12/01/19	No Opt. Call	B	4,815,392
1,150	5.500%, 12/01/22	12/18 at 100.00	B	1,174,817
3,000	5.250%, 12/01/25	12/23 at 100.00	B	3,193,110
3,990	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 144A, 5.875%, 12/01/26	6/18 at 105.00	B	4,226,767
	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Series 2012:
180	4.000%, 9/01/18 (ETM)	No Opt. Call	N/R (4)	183,492
200	3.000%, 9/01/19 (ETM)	No Opt. Call	N/R (4)	204,684
1,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	2/18 at 100.00	B+	1,509,345
14,660	Total Iowa			15,307,607

NUVEEN	23

NID	Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Kansas – 2.2% (1.7% of Total Investments)
$2,000	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 2016-XG0056, 144A, 18.929%, 11/15/32 (IF) (5)	5/22 at 100.00	AA	$3,179,000
310	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 2015-XF2190, 144A, 15.379%, 11/15/32 (IF) (5)	5/22 at 100.00	AA	457,377
200	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28	12/25 at 100.00	A3	233,650
1,750	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured	2/18 at 100.00	BB+	1,752,642
2,000	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1 Project, Series 2012B, 6.100%, 12/15/34	12/22 at 100.00	N/R	1,760,440
8,000	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 5.250%, 12/15/29	12/22 at 100.00	N/R	6,684,480
14,260	Total Kansas			14,067,589
	Kentucky – 0.7% (0.6% of Total Investments)
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
3,000	5.000%, 6/01/30	6/27 at 100.00	BBB	3,358,200
1,315	5.000%, 6/01/31	6/27 at 100.00	BBB	1,464,147
4,315	Total Kentucky			4,822,347
	Louisiana – 1.2% (1.0% of Total Investments)
	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011:
780	5.625%, 7/01/26	7/21 at 100.00	B+	791,669
60	6.250%, 7/01/31	7/21 at 100.00	BB	62,246
3,300	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	3,308,151
250	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 5.250%, 5/15/22 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (4)	279,947
500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.250%, 5/15/31 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (4)	576,580
1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/22	No Opt. Call	AA–	1,134,270
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B:
500	5.000%, 1/01/31 (Alternative Minimum Tax)	1/27 at 100.00	A–	583,675
800	5.000%, 1/01/32 (Alternative Minimum Tax)	1/27 at 100.00	A–	930,416
285	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/29	11/24 at 100.00	N/R	312,936
7,475	Total Louisiana			7,979,890
	Maine – 0.1% (0.0% of Total Investments)
350	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/22	No Opt. Call	BBB	384,279
	Maryland – 0.6% (0.5% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
350	5.000%, 9/01/26	No Opt. Call	BBB–	417,403
1,000	5.000%, 9/01/33	9/27 at 100.00	BBB–	1,141,480
2,000	5.000%, 9/01/34	9/27 at 100.00	BBB–	2,274,040
3,350	Total Maryland			3,832,923

24	NUVEEN

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Massachusetts – 1.6% (1.3% of Total Investments)
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E:
$1,000	5.000%, 7/01/26	No Opt. Call	BBB	$1,164,170
3,960	5.000%, 7/01/27	7/26 at 100.00	BBB	4,600,292
1,510	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series 2013, 5.250%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	AA	1,638,682
3,150	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/18 at 100.00	N/R	3,203,959
9,620	Total Massachusetts			10,607,103
	Michigan – 7.4% (5.8% of Total Investments)
205	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1998A, 4.750%, 7/01/25 – NPFG Insured	1/18 at 100.00	A3	207,716
1,025	East Lansing, Michigan, Economic Development Corporation Limited Obligation Bonds, Burcham Hills Retirement Community First Mortgage, Series 2007-B1, 5.250%, 7/01/37	2/18 at 100.00	N/R	1,025,072
1,270	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical Center, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB–	1,359,954
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-3:
5,000	5.000%, 7/01/24 – AGM Insured	No Opt. Call	AA	5,783,000
5,000	5.000%, 7/01/25 – AGM Insured	7/24 at 100.00	AA	5,763,300
5,000	5.000%, 7/01/26 – AGM Insured	7/24 at 100.00	AA	5,740,400
1,945	5.000%, 7/01/31 – AGM Insured	7/24 at 100.00	AA	2,200,301
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-7:
2,000	5.000%, 7/01/25 – NPFG Insured	7/24 at 100.00	A3	2,313,180
2,000	5.000%, 7/01/26 – NPFG Insured	7/24 at 100.00	A3	2,292,840
475	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 5.250%, 12/01/20	No Opt. Call	BB–	491,312
240	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	BB–	242,585
825	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond Trust 2015-XF0126, 144A, 18.273%, 12/01/27 (Pre-refunded 12/01/20) (IF) (5)	12/20 at 100.00	N/R (4)	1,176,524
400	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/22	2/18 at 100.00	BBB–	400,748
1,795	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2013, 144A, 8.500%, 12/01/30 (Alternative Minimum Tax)	12/23 at 100.00	N/R	1,992,378
15,005	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series 2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)	7/18 at 100.00	N/R	15,197,064
1,625	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/33	3/20 at 101.00	BBB	1,683,858
43,810	Total Michigan			47,870,232
	Minnesota – 0.1% (0.1% of Total Investments)
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and Design, Series 2015-8D:
260	4.000%, 5/01/24	5/23 at 100.00	Baa2	279,201
250	4.000%, 5/01/26	5/23 at 100.00	Baa2	263,648
510	Total Minnesota			542,849
	Mississippi – 0.6% (0.5% of Total Investments)
1,845	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue Bonds, Northrop Grumman Ship Systems Inc. Project, Series 2006, 4.550%, 12/01/28	2/18 at 100.00	BBB–	1,845,443

NUVEEN	25

NID	Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Mississippi (continued)
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 2016-XG0092, 144A:
$800	18.693%, 1/01/26 (Pre-refunded 1/01/22) (IF) (5)	1/22 at 100.00	AA– (4)	$1,315,832
500	18.693%, 1/01/28 (Pre-refunded 1/01/22) (IF) (5)	1/22 at 100.00	AA– (4)	822,395
3,145	Total Mississippi			3,983,670
	Missouri – 1.0% (0.8% of Total Investments)
3,000	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2012, 4.000%, 12/01/36	12/22 at 100.00	BBB	3,095,910
865	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.000%, 5/01/24	5/23 at 100.00	N/R	888,433
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
385	5.000%, 11/15/23	No Opt. Call	N/R	406,860
800	5.000%, 11/15/25	No Opt. Call	N/R	851,744
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B:
330	5.375%, 11/01/23	2/18 at 100.00	N/R	330,089
905	5.500%, 11/01/27	2/18 at 100.00	N/R	904,973
6,285	Total Missouri			6,478,009
	Nebraska – 0.7% (0.6% of Total Investments)
2,000	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A	2,247,360
1,445	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	A	1,596,003
635	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/26	5/24 at 100.00	BBB+	714,083
4,080	Total Nebraska			4,557,446
	Nevada – 1.4% (1.1% of Total Investments)
	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A:
320	5.000%, 9/01/29 (WI/DD, Settling 12/19/17)	9/27 at 100.00	BBB+	370,003
495	5.000%, 9/01/31 (WI/DD, Settling 12/19/17)	9/27 at 100.00	BBB+	567,884
1,630	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Regional Healthcare Project, Refunding Series 2012, 5.000%, 9/01/27	9/22 at 100.00	BBB+	1,796,505
620	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.000%, 7/01/30	1/20 at 100.00	Aa3	660,746
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-13 Cornerstone, Refunding Series 2013:
465	4.000%, 3/01/18	No Opt. Call	N/R	465,618
440	4.000%, 3/01/19	No Opt. Call	N/R	441,408
500	5.000%, 3/01/20	No Opt. Call	N/R	511,020
530	5.000%, 3/01/21	No Opt. Call	N/R	544,957
545	5.000%, 3/01/22	No Opt. Call	N/R	559,824
1,465	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016, 5.000%, 6/15/31	6/26 at 100.00	BBB+	1,675,770
1,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 7.500%, 6/15/23 (Pre-refunded 6/15/19)	6/19 at 100.00	BBB+ (4)	1,088,690
185	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017, 144A, 5.000%, 12/01/37 (WI/DD, Settling 12/06/17)	12/27 at 100.00	N/R	184,767
8,195	Total Nevada			8,867,192

26	NUVEEN

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Hampshire – 0.2% (0.1% of Total Investments)
	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
$500	0.000%, 1/01/18 – ACA Insured	No Opt. Call	AA	$498,765
320	0.000%, 1/01/19 – ACA Insured	No Opt. Call	AA	308,413
370	0.000%, 1/01/20 – ACA Insured	No Opt. Call	AA	343,527
1,190	Total New Hampshire			1,150,705
	New Jersey – 8.2% (6.4% of Total Investments)
3,275	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	3,180,942
3,000	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	BBB+	3,297,690
900	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/25	6/22 at 100.00	BBB+	981,693
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 2016-XF2340, 144A:
1,440	4.336%, 9/01/25 (IF) (5)	3/25 at 100.00	A–	1,265,414
1,200	5.845%, 9/01/27 (IF) (5)	3/23 at 100.00	A–	1,067,748
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
3,000	5.125%, 9/15/23 (Alternative Minimum Tax)	3/18 at 100.00	BB–	3,294,540
7,550	5.250%, 9/15/29 (Alternative Minimum Tax)	8/22 at 101.00	BB–	8,262,192
7,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26	7/21 at 100.00	BB+	7,590,380
1,200	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/30	7/26 at 100.00	Baa2	1,380,252
5,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	Baa3 (4)	5,153,750
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009C, 5.250%, 6/15/32	12/24 at 100.00	A–	1,095,170
500	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 144A, 17.212%, 1/01/24 (Pre-refunded 7/01/22) (IF) (5)	7/22 at 100.00	N/R (4)	853,745
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
10,985	4.625%, 6/01/26	1/18 at 100.00	BBB	11,023,118
2,380	5.000%, 6/01/29	1/18 at 100.00	BBB–	2,384,474
2,000	4.750%, 6/01/34	1/18 at 100.00	BB–	1,922,560
50,430	Total New Jersey			52,753,668
	New Mexico – 0.5% (0.4% of Total Investments)
1,155	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	2/18 at 100.00	N/R	1,155,658
2,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, Series 2012, 5.000%, 5/15/32	5/22 at 100.00	BBB–	2,098,140
3,155	Total New Mexico			3,253,798
	New York – 7.1% (5.5% of Total Investments)
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
505	4.000%, 4/01/20	No Opt. Call	BBB–	522,685
570	4.000%, 4/01/23	No Opt. Call	BBB–	598,124
	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, 144A:
180	3.750%, 1/01/20 (Alternative Minimum Tax)	No Opt. Call	N/R	183,607
1,080	4.500%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	1,217,020

NUVEEN	27

NID	Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
$820	5.000%, 5/01/23	No Opt. Call	BBB–	$925,296
975	5.000%, 5/01/28	5/23 at 100.00	BBB–	1,091,308
20	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A, 5.000%, 5/01/23 (ETM)	No Opt. Call	N/R (4)	23,239
25	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A, 5.000%, 5/01/28 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (4)	29,049
825	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008, 6.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa3 (4)	857,711
10,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2017A, 5.000%, 2/15/27 (UB) (5)	No Opt. Call	Aa3	12,272,900
1,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	1/18 at 100.00	B–	1,000,120
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
190	5.000%, 1/01/22 – AMBAC Insured	2/18 at 100.00	BBB	190,486
2,740	5.000%, 1/01/39 – AMBAC Insured	2/18 at 100.00	BBB	2,783,813
3,975	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	4,365,663
6,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 144A, 5.150%, 11/15/34	11/24 at 100.00	N/R	7,160,465
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
1,700	5.000%, 8/01/26 (Pre-refunded 8/01/21) (Alternative Minimum Tax)	8/21 at 100.00	BB- (4)	1,821,788
430	5.000%, 8/01/31 (Pre-refunded 8/01/21) (Alternative Minimum Tax)	8/21 at 100.00	BB- (4)	457,881
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
760	4.000%, 7/01/32 (Alternative Minimum Tax)	7/24 at 100.00	BBB	795,781
2,000	4.000%, 7/01/33 (Alternative Minimum Tax)	7/24 at 100.00	BBB	2,088,120
6,890	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/45	6/27 at 100.00	B+	7,078,648
41,185	Total New York			45,463,704
	Ohio – 7.6% (6.0% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
7,400	5.125%, 6/01/24	1/18 at 100.00	B–	6,936,464
16,290	5.750%, 6/01/34	1/18 at 100.00	B–	15,271,875
1,000	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	Caa1	472,350
6,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory put 9/15/21)	No Opt. Call	B1	5,937,120
14,195	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	Caa1	6,733,682
320	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory put 6/01/22)	No Opt. Call	B1	316,483
130	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	B–	134,880
2,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	2,067,940

28	NUVEEN

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$260	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 144A, 4.250%, 1/15/38 (WI/DD, Settling 12/19/17) (Alternative Minimum Tax)	1/28 at 100.00	N/R	$266,640
250	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B	259,448
2,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (Mandatory put 6/03/19)	No Opt. Call	Caa1	946,680
3,400	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22	No Opt. Call	BB	3,581,764
6,000	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	2/18 at 100.00	BB+	6,009,360
59,245	Total Ohio			48,934,686
	Oklahoma – 0.6% (0.4% of Total Investments)
3,300	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35 (Mandatory put 6/01/25) (Alternative Minimum Tax)	6/25 at 100.00	BB–	3,594,228
	Oregon – 0.3% (0.2% of Total Investments)
1,000	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/31	8/22 at 100.00	BBB–	1,069,680
730	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	2/18 at 100.00	N/R	729,964
1,730	Total Oregon			1,799,644
	Pennsylvania – 6.5% (5.1% of Total Investments)
2,057	Aliquippa Municipal Water Authority, Pennsylvania, Water and Sewer Revenue Bonds, Subordinated Series 2013, 5.000%, 5/15/26 (Pre-refunded 5/15/18)	5/18 at 103.00	N/R (4)	2,058,546
	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
3,300	6.750%, 11/01/24	11/19 at 100.00	B	3,407,910
420	6.875%, 5/01/30	11/19 at 100.00	B	429,614
740	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	2/18 at 100.00	N/R	726,991
3,685	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/32	5/22 at 100.00	Baa3	3,902,710
4,025	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (Alternative Minimum Tax)	No Opt. Call	B–	4,105,621
1,450	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB	1,594,696
825	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. - Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/30	7/25 at 100.00	BBB–	915,973
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30	1/25 at 100.00	N/R	1,029,360
1,595	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc., Series 2012, 5.000%, 7/01/27	7/22 at 100.00	BB+	1,670,539
1,805	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40 (Mandatory put 7/01/20)	No Opt. Call	Caa1	852,736
6,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009C, 5.000%, 12/01/37 (Mandatory put 9/01/20)	No Opt. Call	B+	6,048,420
750	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	BBB+	800,693
4,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	12/17 at 100.00	BB+	4,007,600

NUVEEN	29

NID	Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$4,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	$4,663,720
3,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Refunding Second Series 2017, 5.000%, 12/01/35	12/27 at 100.00	A3	4,009,355
1,610	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB+	1,682,048
40,762	Total Pennsylvania			41,906,532
	Puerto Rico – 0.6% (0.4% of Total Investments)
3,500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Refunding Series 2005C, 5.500%, 7/01/27 – AMBAC Insured	No Opt. Call	C	3,555,265
	Rhode Island – 1.0% (0.8% of Total Investments)
6,000	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29 (Pre-refunded 5/15/19) – AGC Insured	5/19 at 100.00	AA (4)	6,379,680
	South Carolina – 1.2% (0.9% of Total Investments)
1,450	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 144A, 5.125%, 8/15/35	2/25 at 100.00	BB	1,467,719
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Tender Option Bond Trust 2016-XG0098, 144A:
1,500	17.790%, 11/01/27 (IF) (5)	11/22 at 100.00	A	2,445,795
1,010	17.774%, 11/01/28 (IF) (5)	11/22 at 100.00	A	1,638,715
1,255	17.790%, 11/01/29 (IF) (5)	11/22 at 100.00	A	2,015,317
5,215	Total South Carolina			7,567,546
	Tennessee – 1.4% (1.1% of Total Investments)
2,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A	2,210,780
1,935	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A, 5.000%, 1/01/26	1/23 at 100.00	A	2,172,676
	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014, 144A:
3,890	5.250%, 5/01/25	11/24 at 100.00	N/R	3,837,757
525	6.000%, 5/01/34	11/24 at 100.00	N/R	496,393
8,350	Total Tennessee			8,717,606
	Texas – 7.6% (6.0% of Total Investments)
	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment Revenue Bonds, Series 2013:
455	4.500%, 11/01/18	No Opt. Call	N/R	458,413
1,500	6.000%, 11/01/28	11/23 at 100.00	N/R	1,556,430
435	Bexar County Health Facilities Development Corporation, Texas, Revenue Bonds, Army Retirement Residence Foundation Project, Series 2007, 5.000%, 7/01/27	2/18 at 100.00	BBB	435,539
2,095	Board of Managers, Joint Guadalupe County – Seguin City Hospital, Texas, FHA Insured Hospital Mortgage Revenue Bonds, Guadalupe Regional Medical Center Project, Series 2007, 5.500%, 8/15/36 (Pre-refunded 8/15/18)	8/18 at 100.00	N/R (4)	2,154,351
850	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22	No Opt. Call	BBB+	913,189
2,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Tender Option Bond Trust 2016-XG9009, 144A, 20.061%, 12/01/30 (IF) (5)	No Opt. Call	AA+	4,740,700
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	2,085,800

30	NUVEEN

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A:
$330	5.000%, 6/01/18	No Opt. Call	Baa3	$334,983
1,500	5.000%, 6/01/20	No Opt. Call	Baa3	1,599,780
535	5.000%, 6/01/21	No Opt. Call	Baa3	582,636
855	5.000%, 6/01/22	No Opt. Call	Baa3	940,320
915	5.000%, 6/01/23	No Opt. Call	Baa3	1,015,330
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/21 (Alternative Minimum Tax)	No Opt. Call	A3	223,004
1,000	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2016A, 144A, 5.750%, 10/01/31 (Alternative Minimum Tax)	10/18 at 103.00	BB–	1,048,840
250	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 144A, 5.750%, 10/01/31 (Alternative Minimum Tax)	10/18 at 103.00	BB–	262,210
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	BBB–	1,068,310
1,500	Red River Authority, Texas, Pollution Control Revenue Bonds, AEP Texas North Company, Public Service Company of Oklahoma and AEP Texas Central Company Oklaunion Project, Refunding Series 2007, 4.450%, 6/01/20 – NPFG Insured	No Opt. Call	A–	1,595,280
2,680	San Antonio Public Facilities Corporation, Texas, Lease Revenue Bonds, Convention Center Refinancing & Expansion Project, Tender Option Bond Trust 2015-XF0125, 144A, 18.665%, 9/15/29 (IF) (5)	9/22 at 100.00	AA+	4,114,818
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 2016-XG0058, 144A:
100	18.449%, 8/15/22 (IF) (5)	No Opt. Call	AA–	166,867
155	18.286%, 8/15/24 (IF) (5)	8/23 at 100.00	AA–	275,945
200	18.449%, 8/15/26 (IF) (5)	8/23 at 100.00	AA–	347,042
170	18.254%, 8/15/27 (IF) (5)	8/23 at 100.00	AA–	289,782
	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D:
245	5.625%, 12/15/17	No Opt. Call	BBB+	245,326
6,820	6.250%, 12/15/26	No Opt. Call	BBB+	8,302,668
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/22	No Opt. Call	A3	5,711,850
7,370	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A, 5.250%, 11/01/32	2/18 at 100.00	B+	7,245,447
1,190	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015, 6.125%, 9/01/35	9/25 at 100.00	N/R	1,201,174
41,350	Total Texas			48,916,034
	Utah – 1.0% (0.8% of Total Investments)
6,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20) (Pre-refunded 12/17/18)	12/18 at 100.00	N/R (4)	6,223,920
	Vermont – 0.6% (0.4% of Total Investments)
3,600	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2013, 144A, 4.750%, 4/01/36 (Mandatory put 4/01/18) (Alternative Minimum Tax)	No Opt. Call	CCC+	3,610,368
	Virgin Islands – 0.3% (0.2% of Total Investments)
1,515	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	1,632,685

NUVEEN	31

NID	Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Virginia – 2.0% (1.5% of Total Investments)
	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment Refunding Bonds, Dulles Town Center Project, Series 2012:
$1,265	4.000%, 3/01/20	No Opt. Call	N/R	$1,287,770
1,000	5.000%, 3/01/21	No Opt. Call	N/R	1,056,860
1,410	5.000%, 3/01/22	No Opt. Call	N/R	1,496,052
	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Tender Option Bond Trust 2016-XG0080, 144A:
1,800	19.068%, 5/15/27 (IF) (5)	5/22 at 100.00	AA+	3,027,276
120	19.068%, 5/15/28 (IF) (5)	5/22 at 100.00	AA+	199,579
400	14.036%, 5/15/29 (IF) (5)	5/22 at 100.00	AA+	554,404
1,000	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32	12/22 at 100.00	N/R	1,023,470
	Virginia Gateway Community Development Authority, Prince William County, Virginia, Special Assessment Refunding Bonds, Series 2012:
695	5.000%, 3/01/25	3/22 at 100.00	N/R	714,717
160	4.500%, 3/01/29	3/22 at 100.00	N/R	156,672
1,505	5.000%, 3/01/30	3/22 at 100.00	N/R	1,533,655
1,410	Virginia Small Business Financing Authority, Revenue Bonds, Hampton University, Refunding Series 2014, 5.000%, 10/01/23	No Opt. Call	A	1,610,601
10,765	Total Virginia			12,661,056
	Washington – 2.7% (2.1% of Total Investments)
4,000	Port of Seattle, Washington, Revenue Bonds, Series 2016B, 5.000%, 10/01/32 (Alternative Minimum Tax) (UB)	4/26 at 100.00	Aa2	4,613,960
430	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	1/18 at 100.00	N/R	430,391
5,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Tender Option Bonds Trust 2015-XF1017, 144A, 3.782%, 1/01/35 (Mandatory put 1/01/25) (IF) (5)	7/24 at 100.00	BBB+	4,963,000
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A, 144A:
2,820	6.000%, 10/01/22	No Opt. Call	N/R	3,059,813
2,100	6.500%, 10/01/32	10/22 at 100.00	N/R	2,294,439
	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013:
1,000	5.000%, 7/01/21	No Opt. Call	A–	1,107,370
1,000	5.000%, 7/01/23	No Opt. Call	A–	1,145,010
16,350	Total Washington			17,613,983
	West Virginia – 0.1% (0.1% of Total Investments)
500	West Virginia Economic Development Authority, Excess Lottery Revenue Bonds, Series 2017 A, 5.000%, 7/01/30	7/27 at 100.00	AAA	596,915
	Wisconsin – 3.0% (2.4% of Total Investments)
1,740	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R	1,806,764
	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A:
3,215	5.500%, 2/01/21	2/19 at 102.00	BBB+	3,378,644
350	6.500%, 2/01/31	2/19 at 102.00	BBB+	373,135
415	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin – Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	BBB–	430,948

32	NUVEEN

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
$1,050	5.250%, 12/01/22	No Opt. Call	N/R	$1,065,162
1,610	6.000%, 12/01/32	12/22 at 100.00	N/R	1,648,238
2,635	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream Meadowlands Project, Series 2017A, 144A, 6.250%, 8/01/27	No Opt. Call	N/R	2,820,056
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream Meadowlands Project, Series 2017:
1,200	5.000%, 12/01/27	No Opt. Call	N/R	1,320,888
1,000	6.500%, 12/01/37	12/27 at 100.00	N/R	1,146,510
580	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012, 5.000%, 4/01/22	No Opt. Call	BB	616,946
2,550	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	2,744,463
1,115	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation – Cullowhee LLC – Western California University Project, Series 2015A, 5.000%, 7/01/30	7/25 at 100.00	BBB–	1,213,800
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 2015-XF0127, 144A:
50	17.274%, 4/01/22 (IF) (5)	No Opt. Call	AA–	81,254
100	17.920%, 4/01/23 (IF) (5)	No Opt. Call	AA–	177,115
185	17.614%, 4/01/24 (IF) (5)	4/23 at 100.00	AA–	325,946
100	17.920%, 4/01/25 (IF) (5)	4/23 at 100.00	AA–	174,649
250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc., Series 2010B, 5.000%, 4/01/30	4/20 at 100.00	A–	261,710
18,145	Total Wisconsin			19,586,228
$778,171	Total Investments (cost $814,454,627) – 127.7%			820,547,729
	Floating Rate Obligations – (1.8)%			(11,200,000)
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (27.2)% (8)			(174,991,239)
	Other Assets Less Liabilities – 1.3% (9)			8,352,019
	Net Assets Applicable to Common Shares – 100%			$642,708,509

Investments in Derivatives as of November 30, 2017

Interest Rate Swaps – OTC Cleared

Variation
	Fund			Fixed Rate				Premiums	Unrealized	Margin
Notional	Pay/Receive		Fixed Rate	Payment	Effective	Maturity		Paid	Appreciation	Receivable/
Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (10)	Date	Value	(Received)	(Depreciation)	(Payable)
$6,200,000	Receive	3-Month LIBOR	2.363%	Semi-Annually	9/10/18	9/10/28	$74,480	$477	$74,003	$22,693

NUVEEN	33

NID	Nuveen Intermediate Duration Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2017 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are not rated by national rating agencies and are regarded as having an implied rating equal to the rating of the U.S. Government or agency.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(8)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 21.3%.
(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
(10)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate

See accompanying notes to financial statements.

34	NUVEEN

NIQ
Nuveen Intermediate Duration Quality Municipal Term Fund
	Portfolio of Investments	November 30, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 126.1% (98.8% of Total Investments)
	MUNICIPAL BONDS – 126.1% (98.8% of Total Investments)
	Alabama – 4.0% (3.1% of Total Investments)
$2,000	Alabama Federal Aid Highway Finance Authority, Federal Highway Grant Anticipation Revenue Bonds, Tender Option Bond Trust 2016-XL0024, 144A, 18.337%, 9/01/26 (Pre-refunded 9/01/22) (IF) (4)	9/22 at 100.00	AA (5)	$3,433,180
2,500	Jefferson County, Alabama, General Obligation Warrants, Refunding Series 2003A, 5.000%, 4/01/22 – NPFG Insured	2/18 at 100.00	A3	2,504,225
1,000	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/34	No Opt. Call	A3	1,208,640
5,500	Total Alabama			7,146,045
	Arizona – 1.8% (1.4% of Total Investments)
	Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children’s Hospital, Series 2013D:
965	5.000%, 2/01/24	2/23 at 100.00	BBB+	1,074,122
1,065	5.000%, 2/01/26	2/23 at 100.00	BBB+	1,176,229
1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 5.000%, 7/01/19 (ETM)	No Opt. Call	N/R (5)	1,051,540
3,030	Total Arizona			3,301,891
	California – 16.8% (13.2% of Total Investments)
3,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 10/01/27 – AGM Insured	10/23 at 100.00	AA	3,456,810
500	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/36	11/27 at 100.00	AA–	591,110
	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013:
560	5.000%, 10/01/19	No Opt. Call	Baa1	593,785
415	5.000%, 10/01/21	No Opt. Call	Baa1	461,912
1,930	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/34	12/24 at 100.00	BB+	2,137,861
3,335	Eastern Municipal Water District Financing Authority, California, Water and Wastewater Revenue Bonds, Series 2017D, 5.250%, 7/01/42	7/27 at 100.00	AA+	4,057,694
2,945	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	1/18 at 100.00	B+	2,944,941
660	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A, 5.500%, 9/01/27 – SYNCORA GTY Insured	2/18 at 100.00	N/R	661,828
1,020	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho Vallecitos Mobile Home Park, Series 2013, 4.500%, 4/15/23	No Opt. Call	A–	1,094,817
	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007:
1,205	5.000%, 6/01/21	1/18 at 100.00	N/R	1,205,398
970	4.625%, 6/01/21	1/18 at 100.00	N/R	970,310
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 31 Eastvale Area, Series 2013:
150	4.000%, 9/01/25	9/22 at 100.00	N/R	156,917
305	4.000%, 9/01/26	9/22 at 100.00	N/R	317,142
250	4.000%, 9/01/27	9/22 at 100.00	N/R	259,283
475	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21	11/20 at 100.00	BBB–	506,797
1,795	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.000%, 9/01/22	No Opt. Call	N/R	2,002,071

NUVEEN	35

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$185	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 0.000%, 10/01/26 (6)	No Opt. Call	A	$188,128
1,490	San Diego Association of Governments, California, South Bay Expressway Toll Revenue Bonds, First Senior Lien Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	A	1,755,399
2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016A, 5.000%, 5/01/26	No Opt. Call	A+	2,457,000
1,400	San Joaquin County Transportation Authority, California, Sales Tax Revenue, Limited Tax Measure K Series 2017, 5.000%, 3/01/32	3/27 at 100.00	AA	1,682,044
655	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (5)	683,466
1,190	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	A–	1,256,545
925	Washington Township Health Care District, California, Revenue Bonds, Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	Baa1	973,350
27,360	Total California			30,414,608
	Colorado – 4.7% (3.7% of Total Investments)
	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013:
280	4.000%, 6/01/18	No Opt. Call	A	283,251
310	4.000%, 6/01/20	No Opt. Call	A	325,615
250	5.000%, 6/01/21	No Opt. Call	A	274,728
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Tender Option Bond Trust 2016-XF2354:
100	19.068%, 3/01/25 (IF) (4)	No Opt. Call	AA–	199,897
300	19.068%, 3/01/26 (IF) (4)	No Opt. Call	AA–	619,992
430	19.027%, 3/01/27 (IF) (4)	No Opt. Call	AA–	919,650
725	19.068%, 3/01/28 (IF) (4)	No Opt. Call	AA–	1,509,987
200	19.068%, 3/01/29 (IF) (4)	No Opt. Call	AA–	420,600
1,870	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/30	12/26 at 100.00	Baa2	2,166,021
350	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	A–	326,333
1,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38	No Opt. Call	A	1,407,450
5,815	Total Colorado			8,453,524
	Florida – 9.3% (7.3% of Total Investments)
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
420	5.000%, 11/15/20	No Opt. Call	BBB	453,503
150	5.000%, 11/15/23	No Opt. Call	BBB	169,100
460	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 5.500%, 11/01/23	No Opt. Call	N/R	493,520
1,270	Brwoard County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC Project, Series 2013A, 5.000%, 4/01/23 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	1,433,424
415	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	7/20 at 100.00	Baa3	434,468
1,890	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A, 4.500%, 6/01/23	No Opt. Call	BBB–	1,955,961
1,000	Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series 2015A, 5.000%, 10/01/23	No Opt. Call	BBB+	1,167,750
2,960	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2012A, 5.000%, 10/01/26	10/22 at 100.00	A2	3,308,570
500	Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A, 5.000%, 10/01/37	10/27 at 100.00	AA–	591,535

36	NUVEEN

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
$3,150	3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Baa2	$3,234,767
500	4.200%, 12/15/25 (Alternative Minimum Tax)	6/20 at 100.00	Baa2	511,935
1,400	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/22	No Opt. Call	BBB+	1,540,294
305	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/24	No Opt. Call	BBB+	342,427
1,215	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/23	No Opt. Call	N/R	1,210,286
15,635	Total Florida			16,847,540
	Georgia – 1.7% (1.3% of Total Investments)
1,025	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 4.000%, 7/01/22	No Opt. Call	A–	1,107,656
1,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2017B, 5.500%, 2/15/42	2/27 at 100.00	AA–	1,209,700
850	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2012A-2, 3.930%, 7/01/26	2/18 at 100.00	N/R	741,546
2,875	Total Georgia			3,058,902
	Illinois – 13.1% (10.2% of Total Investments)
2,500	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF1007, 14.778%, 11/15/25 (IF) (4)	11/22 at 100.00	AA–	3,577,874
775	Hillside, Cook County, Illinois, Tax Increment Revenue Bonds, Mannheim Redevelopment Project, Senior Lien Series 2008, 6.550%, 1/01/20	1/18 at 102.00	N/R	792,135
1,260	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.375%, 2/15/25 (Pre-refunded 1/19/18)	1/18 at 100.00	BB– (5)	1,261,058
2,680	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A, 5.000%, 4/01/24	2/18 at 100.00	Baa3	2,685,494
4,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series 2015A, 5.000%, 2/01/27	8/25 at 100.00	A1	4,686,839
5,000	Illinois State, General Obligation Bonds, Series 2013, 5.000%, 7/01/23	No Opt. Call	BBB	5,342,797
1,790	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 12/01/19	No Opt. Call	AA–	1,906,654
290	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A, 5.000%, 11/01/33 – AGM Insured	11/26 at 100.00	AA	328,732
1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	854,710
2,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/33	3/25 at 100.00	A	2,252,980
21,295	Total Illinois			23,689,273
	Indiana – 1.6% (1.3% of Total Investments)
1,180	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.000%, 3/01/33	3/23 at 100.00	B+	1,204,284
1,500	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A, 5.000%, 2/01/25	No Opt. Call	AA+	1,774,545
2,680	Total Indiana			2,978,829
	Iowa – 2.2% (1.7% of Total Investments)
995	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.000%, 12/01/19	No Opt. Call	B	1,032,611

NUVEEN	37

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$855	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 144A, 5.875%, 12/01/27	6/19 at 105.00	B	$916,192
2,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	2/18 at 100.00	B+	2,012,460
3,850	Total Iowa			3,961,263
	Kentucky – 2.2% (1.7% of Total Investments)
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1:
1,320	5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA	1,336,289
115	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	116,417
3,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Capital Appreciation Series 2013B, 0.000%, 7/01/23	No Opt. Call	Baa3	2,524,440
4,435	Total Kentucky			3,977,146
	Louisiana – 0.6% (0.5% of Total Investments)
1,000	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/22	No Opt. Call	A–	1,129,160
	Maine – 2.4% (1.9% of Total Investments)
1,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	BBB	1,048,990
	Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
620	5.000%, 7/01/25	7/24 at 100.00	A+	720,775
340	5.000%, 7/01/27	7/24 at 100.00	A+	395,488
1,850	5.000%, 7/01/29	7/24 at 100.00	A+	2,133,624
3,810	Total Maine			4,298,877
	Maryland – 0.9% (0.7% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital Issue, Series 2012A:
195	5.000%, 7/01/20	No Opt. Call	Baa1	209,506
275	5.000%, 7/01/22	No Opt. Call	Baa1	308,459
1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2011A, 5.000%, 9/15/22 (Pre-refunded 9/15/21)	9/21 at 100.00	AAA	1,120,310
1,470	Total Maryland			1,638,275
	Massachusetts – 2.0% (1.5% of Total Investments)
250	Massachusetts Development Finance Agency, First Mortgage Revenue Bonds, Brookhaven at Lexington Project, Series 2005A, 5.000%, 3/01/35 – RAAI Insured	2/18 at 100.00	AA	250,588
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Covanta Energy Project, Series 2012A, 144A, 4.875%, 11/01/27 (Alternative Minimum Tax)	2/18 at 100.00	BB+	1,000,790
420	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2012C, 5.000%, 7/01/29	7/22 at 100.00	BBB	458,846
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2012C:
80	5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	91,534
500	5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	Baa2 (5)	572,090
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
140	5.000%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	2/18 at 100.00	N/R	142,482
1,000	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/18 at 100.00	N/R	1,017,130
3,390	Total Massachusetts			3,533,460

38	NUVEEN

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan – 5.9% (4.6% of Total Investments)
$1,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender Option Bond Trust 2016-XG0091, 144A, 19.646%, 5/01/30 – AGM Insured (IF) (4)	No Opt. Call	AA	$2,100,180
5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/36 – FGIC Insured	2/18 at 100.00	A3	5,012
5	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B, 5.000%, 7/01/34 – NPFG Insured	2/18 at 100.00	BBB+	5,013
730	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical Center, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB–	781,706
2,020	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center, Refunding Series 2012A, 4.125%, 6/01/32 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	2,221,778
3,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1, 5.000%, 7/01/23 – AGM Insured	No Opt. Call	AA	3,423,180
120	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 5.250%, 12/01/20	No Opt. Call	BB–	124,121
1,405	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond Trust 2015-XF0126, 144A, 18.273%, 12/01/27 (Pre-refunded 12/01/20) (IF) (4)	12/20 at 100.00	N/R (5)	2,003,656
8,285	Total Michigan			10,664,646
	Minnesota – 1.5% (1.2% of Total Investments)
550	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2016, 5.000%, 1/01/27	1/26 at 100.00	A–	648,648
750	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 5.000%, 7/01/20	No Opt. Call	A	808,283
	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A:
205	3.550%, 3/01/21	No Opt. Call	BBB–	209,984
100	3.700%, 3/01/22	No Opt. Call	BBB–	103,168
	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013:
500	5.000%, 1/01/18	No Opt. Call	N/R	500,870
500	5.000%, 1/01/19	No Opt. Call	N/R	511,400
2,605	Total Minnesota			2,782,353
	Mississippi – 1.8% (1.4% of Total Investments)
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 2016-XG0092, 144A:
800	18.693%, 1/01/24 (Pre-refunded 1/01/22) (IF) (4)	1/22 at 100.00	Aa3 (5)	1,315,832
1,000	18.693%, 1/01/25 (Pre-refund 1/01/22) (IF) (4)	1/22 at 100.00	Aa3 (5)	1,644,790
200	18.693%, 1/01/26 (Pre-refunded 1/01/22) (IF) (4)	1/22 at 100.00	Aa3 (5)	328,958
2,000	Total Mississippi			3,289,580
	Missouri – 2.0% (1.6% of Total Investments)
240	Franklin County Industrial Development Authority, Missouri, Sales Tax Refunding Revenue Bonds, Phoenix Center II Community Improvement District Project, Series 2013A, 4.000%, 11/01/25	11/20 at 100.00	N/R	237,586
3,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/23	No Opt. Call	A	3,402,780
3,240	Total Missouri			3,640,366
	Nebraska – 1.8% (1.4% of Total Investments)
3,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	A	3,313,500

NUVEEN	39

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Nevada – 1.9% (1.5% of Total Investments)
$515	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A, 5.000%, 9/01/47 (WI/DD, Settling 12/19/17)	9/27 at 100.00	BBB+	$570,893
	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016:
1,295	5.000%, 6/15/26	No Opt. Call	BBB+	1,525,976
1,210	5.000%, 6/15/27	6/26 at 100.00	BBB+	1,417,757
3,020	Total Nevada			3,514,626
	New Jersey – 7.0% (5.5% of Total Investments)
615	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty Academy Charter School Project, Series 2013A, 5.150%, 8/01/23	No Opt. Call	N/R	541,335
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
2,000	5.000%, 6/15/24	6/22 at 100.00	BBB+	2,197,600
1,000	5.000%, 6/15/28	6/22 at 100.00	BBB+	1,074,910
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
860	5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	BBB	936,557
500	5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	555,720
500	5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	560,375
620	5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	698,790
1,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 2016-XF2340, 144A, 4.336%, 9/01/25 (IF) (4)	3/25 at 100.00	A–	878,760
1,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)	8/22 at 101.00	BB–	1,094,330
1,045	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.250%, 7/01/21	7/18 at 100.00	BB+	1,058,637
70	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18 (ETM)	No Opt. Call	Baa3 (5)	71,903
3,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/29	1/18 at 100.00	BBB–	3,005,640
12,210	Total New Jersey			12,674,557
	New York – 1.9% (1.5% of Total Investments)
495	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015, 5.000%, 7/01/29	7/25 at 100.00	BBB+	558,053
500	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/18	No Opt. Call	A+	501,370
2,000	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Refunding Series 2015, 5.000%, 11/15/25	No Opt. Call	Aa3	2,390,140
2,995	Total New York			3,449,563
	North Carolina – 0.8% (0.6% of Total Investments)
1,040	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/18 – AMBAC Insured (ETM)	No Opt. Call	AAA	1,043,734
400	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.250%, 1/01/25 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA (5)	415,668
1,440	Total North Carolina			1,459,402
	Ohio – 5.7% (4.4% of Total Investments)
3,500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/30	1/18 at 100.00	B–	3,333,015
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	Caa1	1,423,110
2,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	2,067,940

40	NUVEEN

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$1,150	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC – Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/27 – AGM Insured (Alternative Minimum Tax)	6/25 at 100.00	AA	$1,327,468
2,000	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008, 5.750%, 12/01/28 (Pre-refunded 12/01/18)	12/18 at 100.00	A– (5)	2,087,200
11,650	Total Ohio			10,238,733
	Oklahoma – 0.7% (0.6% of Total Investments)
1,120	Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer Revenue Bonds, Refunding Series 2016, 5.000%, 7/01/36	7/26 at 100.00	AAA	1,311,318
	Oregon – 0.6% (0.5% of Total Investments)
965	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/22	No Opt. Call	BBB–	1,066,856
	Pennsylvania – 4.1% (3.2% of Total Investments)
90	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. – Student Housing Project at Millersville University, Series 2013, 4.000%, 7/01/19	No Opt. Call	BBB–	93,231
	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University Project, Series 2013:
465	4.000%, 5/01/20	No Opt. Call	BBB+	485,748
480	4.000%, 5/01/21	No Opt. Call	BBB+	508,214
500	4.000%, 5/01/22	No Opt. Call	BBB+	534,780
520	4.000%, 5/01/23	No Opt. Call	BBB+	560,581
2,190	Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue Bonds, Series 2012A, 5.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	2,409,723
1,700	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 6/30/28 (Alternative Minimum Tax)	6/26 at 100.00	BBB	1,980,415
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013:
370	5.000%, 12/01/20	No Opt. Call	BBB	397,720
435	5.000%, 12/01/21	No Opt. Call	BBB	476,590
6,750	Total Pennsylvania			7,447,002
	Rhode Island – 1.8% (1.4% of Total Investments)
3,000	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29 (Pre-refunded 5/15/19) – AGC Insured	5/19 at 100.00	AA (5)	3,189,840
	South Carolina – 1.8% (1.4% of Total Investments)
1,000	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2010-A2, 5.000%, 1/01/18	No Opt. Call	A–	1,002,700
2,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014B, 5.000%, 12/01/31	6/24 at 100.00	A+	2,250,680
3,000	Total South Carolina			3,253,380
	Tennessee – 6.4% (5.1% of Total Investments)
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
1,440	5.000%, 1/01/25	1/23 at 100.00	A	1,624,234
2,170	5.000%, 1/01/26	1/23 at 100.00	A	2,436,541
2,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B, 5.750%, 7/01/22 (Alternative Minimum Tax)	7/20 at 100.00	A	2,187,820
450	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Green Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	AA	529,740
400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	470,768

NUVEEN	41

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
$1,020	5.000%, 2/01/21	No Opt. Call	A	$1,117,114
1,490	5.000%, 2/01/24	No Opt. Call	A	1,716,957
1,365	5.000%, 2/01/25	No Opt. Call	A	1,590,280
10,335	Total Tennessee			11,673,454
	Texas – 10.4% (8.2% of Total Investments)
500	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2013, 5.000%, 1/01/22	No Opt. Call	BBB	562,170
200	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/25 (Pre-refunded 1/01/20)	1/20 at 100.00	BBB+ (5)	216,314
685	Denton County Fresh Water Supply District 7, Texas, General Obligation Bonds, Refunding Series 2013, 4.000%, 2/15/21 – AGM Insured	No Opt. Call	AA	724,155
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	2,085,800
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
230	5.000%, 11/15/22	No Opt. Call	A3	257,963
1,660	5.000%, 11/15/23	No Opt. Call	A3	1,894,890
960	5.000%, 11/15/25	11/24 at 100.00	A3	1,108,867
515	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.250%, 9/01/19	No Opt. Call	A2	544,314
	Irving, Texas, Hotel Occupancy Tax Revenue Bonds, Series 2014B:
465	4.000%, 8/15/22	8/19 at 100.00	BBB+	473,630
535	4.000%, 8/15/23	8/19 at 100.00	BBB+	542,795
100	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/20 (Alternative Minimum Tax)	No Opt. Call	A3	109,115
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 2016-XG0058, 144A:
100	18.449%, 8/15/22 (IF) (4)	No Opt. Call	Aa3	166,867
155	18.286%, 8/15/24 (IF) (4)	8/23 at 100.00	Aa3	275,945
200	18.449%, 8/15/26 (IF) (4)	8/23 at 100.00	Aa3	347,042
175	18.254%, 8/15/27 (IF) (4)	8/23 at 100.00	Aa3	298,305
3,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	BBB+	3,652,199
3,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/27	12/22 at 100.00	A3	3,366,000
360	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System, Series 2011, 6.000%, 5/01/23	5/21 at 100.00	BBB	397,192
1,480	Texas State, General Obligation Bonds, Water Financial Assistance, Refunding Series 2016B1, 5.000%, 8/01/26	No Opt. Call	AAA	1,806,340
16,320	Total Texas			18,829,903
	Utah – 2.4% (1.9% of Total Investments)
3,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20) (Pre-refunded 12/17/18)	12/18 at 100.00	N/R (5)	3,111,960

42	NUVEEN

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utah (continued)
$435	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2017A, 5.000%, 3/01/35	3/27 at 100.00	AA–	$510,886
600	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2017C, 5.000%, 3/01/34	3/27 at 100.00	AA–	707,340
4,035	Total Utah			4,330,186
	Vermont – 0.5% (0.4% of Total Investments)
900	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2013, 144A, 4.750%, 4/01/36 (Mandatory put 4/01/18) (Alternative Minimum Tax)	No Opt. Call	CCC+	902,592
	Virgin Islands – 1.1% (0.9% of Total Investments)
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 4.000%, 10/01/22 – AGM Insured	No Opt. Call	AA	2,030,200
	Virginia – 1.2% (0.9% of Total Investments)
1,340	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/41 – AGM Insured	7/26 at 100.00	AA	1,536,913
535	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Series 2012A, 5.000%, 7/15/21	No Opt. Call	BBB	595,626
1,875	Total Virginia			2,132,539
	Washington – 0.5% (0.4% of Total Investments)
700	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A, 5.000%, 4/01/27	10/24 at 100.00	AA–	816,802
	West Virginia – 0.6% (0.4% of Total Investments)
1,035	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Refunding Series 2015A, 1.900%, 3/01/40 (Mandatory put 4/01/19)	No Opt. Call	A–	1,036,201
	Wisconsin – 0.4% (0.3% of Total Investments)
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 2015-XF0127, 144A:
50	17.274%, 4/01/22 (IF) (4)	No Opt. Call	AA–	81,254
100	17.920%, 4/01/23 (IF) (4)	No Opt. Call	AA–	177,115
185	17.614%, 4/01/24 (IF) (4)	4/23 at 100.00	AA–	325,946
100	17.920%, 4/01/25 (IF) (4)	4/23 at 100.00	AA–	174,649
435	Total Wisconsin			758,964
$205,060	Total Long-Term Investments (cost $223,426,649)			228,235,356

NUVEEN	43

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund
	Portfolio of Investments (continued)	November 30, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.5% (1.2% of Total Investments)
	MUNICIPAL BONDS – 1.5% (1.2% of Total Investments)
	Illinois – 0.6% (0.5% of Total Investments)
$1,050	Illinois Finance Authority, Revenue Bonds, University of Chicago, Variable Rate Demand Obligation, Tender Option Bond Floater 2015-XM0114, 144A, 0.950%, 7/01/37 (7)	7/18 at 100.00	A-1	$1,050,000
	Maine – 0.1% (0.1% of Total Investments)
200	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bowdoin College, Variable Rate Demand Obligation, Tender Option Bond Floater 2009-XF0402, 144A, 1.000%, 7/01/39 (7)	7/19 at 100.00	VMIG-1	200,000
	Washington – 0.8% (0.6% of Total Investments)
1,500	Washington State Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Variable Rate Demand Obligation, Tender Option Bond Floater 2016-XM0424, 144A, 1.270%, 2/01/41 (7)	2/21 at 100.00	VMIG-3	1,500,000
$2,750	Total Short-Term Investments (cost $2,750,000)			2,750,000
	Total Investments (cost $226,176,649) – 127.6%			230,985,356
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (30.4)% (8)			(54,996,684)
	Other Assets Less Liabilities – 2.8%			5,056,528
	Net Assets Applicable to Common Shares – 100%			$181,045,200

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are not rated by national rating agencies and are regarded as having an implied rating equal to the rating of the U.S. Government or agency.
(6)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(8)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 23.8%.
ETM	Escrowed to maturity.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

See accompanying notes to financial statements.

44	NUVEEN

Statement of
Assets and Liabilities	November 30, 2017 (Unaudited)

	NID	NIQ
Assets
Long-term investments, at value (cost $814,454,627 and $223,426,649, respectively)	$820,547,729	$228,235,356
Short-term investments, at value (cost approximates value)	—	2,750,000
Cash	44,808	—
Cash collateral at brokers for investments in swaps(1)	341,748	—
Interest rate swaps premiums paid	477	—
Receivable for:
Interest	14,642,257	3,845,559
Investments sold	24,816,173	3,025,368
Variation margin on swap contracts	22,693	—
Other assets	40,484	2,145
Total assets	860,456,369	237,858,428
Liabilities
Borrowings	25,800,000	—
Cash overdraft	—	525,558
Floating rate obligations	11,200,000	—
Payable for:
Dividends	2,363,280	481,052
Interest	264,034	82,982
Investments purchased	2,491,942	569,559
Variable Rate MuniFund Term Preferred (“VMTP”) Shares, net of deferred offering costs (liquidation preference $175,000,000 and $55,000,000, respectively)	174,991,239	54,996,684
Accrued expenses:
Management fees	445,891	106,037
Trustees fees	39,827	1,202
Other	151,647	50,154
Total liabilities	217,747,860	56,813,228
Net assets applicable to common shares	$642,708,509	$181,045,200
Common shares outstanding	46,909,660	13,097,144
Net asset value (“NAV”) per common share outstanding	$13.70	$13.82
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$469,097	$130,971
Paid-in surplus	670,094,580	186,886,816
Undistributed (Over-distribution of) net investment income	1,710,995	(210,079)
Accumulated net realized gain (loss)	(35,733,268)	(10,571,215)
Net unrealized appreciation (depreciation)	6,167,105	4,808,707
Net assets applicable to common shares	$642,708,509	$181,045,200
Authorized shares:
Common	Unlimited	Unlimited
Preferred	Unlimited	Unlimited

(1) Cash pledged to collateralize the net payment obligations for investments in swaps.

See accompanying notes to financial statements.

NUVEEN	45

Statement of
Operations	Six Months Ended November 30, 2017 (Unaudited)

	NID	NIQ
Investment Income	$19,284,482	$4,320,815
Expenses
Management fees	2,718,498	648,258
Interest expense and amortization of offering costs	1,626,174	485,081
Custodian fees	50,669	16,120
Trustees fees	14,267	4,130
Professional fees	20,600	16,112
Shareholder reporting expenses	38,840	14,122
Shareholder servicing agent fees	6,833	6,822
Stock exchange listing fees	6,709	3,488
Investor relations expenses	24,394	7,092
Other	38,352	16,809
Total expenses	4,545,336	1,218,034
Net investment income (loss)	14,739,146	3,102,781
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(135,631)	(29,087)
Swaps	1,188,338	—
Change in net unrealized appreciation (depreciation) of:
Investments	(910,321)	(1,555,092)
Swaps	(1,084,057)	—
Net realized and unrealized gain (loss)	(941,671)	(1,584,179)
Net increase (decrease) in net assets applicable to common shares from operations	$13,797,475	$1,518,602

See accompanying notes to financial statements.

46	NUVEEN

Statement of
Changes in Net Assets	(Unaudited)

	NID		NIQ
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	11/30/17	5/31/17	11/30/17	5/31/17
Operations
Net investment income (loss)	$14,739,146	$29,785,368	$3,102,781	$6,480,593
Net realized gain (loss) from:
Investments	(135,631)	(112,099)	(29,087)	57,361
Swaps	1,188,338	(2,916,531)	—	(1,252,374)
Change in net unrealized appreciation (depreciation) of:
Investments	(910,321)	(20,290,652)	(1,555,092)	(4,290,359)
Swaps	(1,084,057)	3,129,861	—	1,070,237
Net increase (decrease) in net assets applicable to common shares from operations	13,797,475	9,595,947	1,518,602	2,065,458
Distributions to Common Shareholders
From net investment income	(14,917,272)	(31,326,271)	(3,162,960)	(6,699,189)
Decrease in net assets applicable to common shares from distributions to common shareholders	(14,917,272)	(31,326,271)	(3,162,960)	(6,699,189)
Net increase (decrease) in net assets applicable to common shares	(1,119,797)	(21,730,324)	(1,644,358)	(4,633,731)
Net assets applicable to common shares at the beginning of period	643,828,306	665,558,630	182,689,558	187,323,289
Net assets applicable to common shares at the end of period	$642,708,509	$643,828,306	$181,045,200	$182,689,558
Undistributed (Over-distribution of) net investment income at the end of period	$1,710,995	$1,889,121	$(210,079)	$(149,900)

See accompanying notes to financial statements.

NUVEEN	47

Statement of
	Cash Flows	Six Months Ended November 30, 2017 (Unaudited)

	NID	NIQ
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$13,797,475	$1,518,602
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(89,946,936)	(6,819,787)
Proceeds from sales and maturities of investments	73,205,187	8,100,363
Proceeds from (Purchases of) short-term investments, net	8,106,506	—
Proceeds from (Payments for) swaps contracts, net	1,188,338	—
Payment-in-kind distributions	(8,163)	—
Premiums received (paid) for interest rate swaps	(477)	—
Taxes paid	(3,287)	(231)
Amortization (Accretion) of premiums and discounts, net	3,036,982	1,550,226
Amortization of deferred offering costs	6,573	1,804
(Increase) Decrease in:
Cash collateral at brokers for investments in swaps	45,337	—
Receivable for interest	(399,306)	(18,344)
Receivable for investments sold	(943,953)	(2,143,360)
Receivable for variation margin on swap contracts	(22,693)	—
Other assets	(3,945)	2,153
Increase (Decrease) in:
Payable for interest	9,924	3,119
Payable for investments purchased	(4,378,934)	569,559
Payable for variation margin on swap contracts	(12,550)	—
Accrued management fees	(8,705)	(3,025)
Accrued Trustees fees	4,889	(1,174)
Accrued other expenses	16,169	(15,227)
Net realized (gain) loss from:
Investments	135,631	29,087
Swaps	(1,188,338)	—
Paydowns	—	(2,289)
Change in net unrealized (appreciation) depreciation of:
Investments	910,321	1,555,092
Swaps(1)	657,835	—
Net cash provided by (used in) operating activities	4,203,880	4,326,568
Cash Flows from Financing Activities
Proceeds from borrowings	33,800,000	—
Repayments of borrowings	(8,000,000)	—
Increase (Decrease) in cash overdraft	(15,057,504)	(1,131,948)
Cash distribution paid to common shareholders	(14,901,568)	(3,194,620)
Net cash provided by (used in) financing activities	(4,159,072)	(4,326,568)
Net Increase (Decrease) in Cash	44,808	—
Cash at the beginning of period	—	—
Cash at the end of period	$44,808	$—
Supplemental Disclosure of Cash Flow Information	NID	NIQ
Cash paid for interest (excluding amortization of offering costs)	$1,616,590	$480,672

(1) Excluding over-the-counter cleared swaps.

See accompanying notes to financial statements.

48	NUVEEN

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NUVEEN	49

Financial
Highlights (Unaudited)

Selected data for a common share outstanding throughout each period:

		Investment Operations				Less Distributions to Common Shareholders			Common Share
	Beginning	Net		Net		From	From
	Common	Investment		Realized/		Net	Accumulated				Ending
	Share	Income		Unrealized		Investment	Net Realized		Offering	Ending	Share
	NAV	(Loss	)	Gain (Loss )	Total	Income	Gains	Total	Costs	NAV	Price
NID
Year Ended 5/31:
2018(g)	$13.72	$0.31		$(0.01)	$0.30	$(0.32)	$—	$(0.32)	$—	$13.70	$13.12
2017	14.19	0.63		(0.43)	0.20	(0.67)	—	(0.67)	—	13.72	13.39
2016	13.72	0.68		0.47	1.15	(0.68)	—	(0.68)	—	14.19	13.68
2015	13.69	0.69		0.02	0.71	(0.68)	—	(0.68)	—	13.72	12.48
2014	14.04	0.69		(0.37)	0.32	(0.67)	—	(0.67)	— **	13.69	12.59
2013(e)	14.33	0.26		(0.30)	(0.04)	(0.22)	—	(0.22)	(0.03)	14.04	13.00

NIQ
Year Ended 5/31:
2018(g)	13.95	0.24		(0.13)	0.11	(0.24)	—	(0.24)	—	13.82	12.88
2017	14.30	0.49		(0.33)	0.16	(0.51)	—	(0.51)	—	13.95	13.15
2016	13.69	0.53		0.66	1.19	(0.58)	—	(0.58)	—	14.30	13.53
2015	13.87	0.58		(0.16)	0.42	(0.60)	—	(0.60)	—	13.69	12.49
2014	14.12	0.60		(0.27)	0.33	(0.58)	—	(0.58)	—	13.87	12.92
2013(f)	14.33	0.14		(0.22)	(0.08)	(0.10)	—	(0.10)	(0.03)	14.12	13.09

	VMTP Shares
	at the End of Period
	Aggregate	Asset
	Amount	Coverage
	Outstanding	Per $100,000
	(000)	Share
NID
Year Ended 5/31:
2018(g)	$175,000	$467,262
2017	175,000	467,902
2016	175,000	480,319
2015	175,000	467,650
2014	175,000	466,985
2013(e)	175,000	476,271

NIQ
Year Ended 5/31:
2018(g)	55,000	429,173
2017	55,000	432,163
2016	55,000	440,588
2015	55,000	426,080
2014	55,000	430,313
2013(f)	55,000	436,154

50	NUVEEN

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets(b)
	Based	Ending
Based	on	Net			Net		Portfolio
on	Share	Assets			Investment		Turnover
NAV (a)	Price (a)	(000)	Expenses	(c)	Income (Loss	)	Rate	(d)

2.19%	0.36%	$642,709	1.40	%*	4.55	%*	9%
1.49	2.84	643,828	1.32		4.61		19
8.66	15.59	665,559	1.20		4.96		10
5.29	4.62	643,387	1.23		5.01		18
2.66	2.47	642,224	1.28		5.33		19
(0.46)	(11.94)	658,474	1.05	*	3.97	*	20

0.80	(0.24)	181,045	1.33	*	3.38	*	3
1.20	1.06	182,690	1.28		3.55		8
8.85	13.26	187,323	1.20		3.83		7
3.01	1.27	179,344	1.16		4.17		15
2.70	3.64	181,672	1.21		4.57		13
(0.77)	(12.12)	184,885	1.10	*	3.30	*	1

(a)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.
(b)	Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund.
(c)	The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares (as described in Note 4 – Fund Shares, Preferred Shares) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities), where applicable, as follows:

NID
Year Ended 5/31:
2018(g)	0.50	%*
2017	0.42
2016	0.30
2015	0.33
2014	0.36
2013(e)	0.23	*

NIQ
Year Ended 5/31:
2018(g)	0.53	%*
2017	0.47
2016	0.38
2015	0.33
2014	0.36
2013(f)	0.30	*

(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the period December 5, 2012 (commencement of operations) through May 31, 2013.
(f)	For the period February 7, 2013 (commencement of operations) through May 31, 2013.
(g)	For the six months ended November 30, 2017.
*	Annualized.
**	Rounds to less than $0.01 per share.

See accompanying notes to financial statements.

NUVEEN	51

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Fund Information
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):

•	Nuveen Intermediate Duration Municipal Term Fund (NID)
•	Nuveen Intermediate Duration Quality Municipal Term Fund (NIQ)

The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, closed-end management investment companies. NID and NIQ were organized as Massachusetts business trusts on September 11, 2012 and December 11, 2012, respectively. NID and NIQ each have a term of ten years and intend to liquidate and distribute their net assets to shareholders on or before March 31, 2023 and June 30, 2023, respectively.

The end of the reporting period for the Funds is November 30, 2017, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2017 (the “current fiscal period”).

Investment Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Investment Objectives and Principal Investment Strategies
NID seeks to provide a high level of current income exempt from regular federal income tax with a secondary objective of seeking additional total return. The Fund will seek to achieve its investment objectives by investing in municipal securities that the Sub-Adviser believes are underrated or undervalued, based upon its bottom-up, research-driven investment strategy. The Fund also will seek to reduce the risk of rising interest rates by maintaining a portfolio with an intermediate duration of between three and ten years (including the effects of leverage). The Fund’s portfolio will be actively managed, with the goal of capitalizing on historically favorable municipal credit spreads (the difference between yields on municipal securities across all debt rating categories) currently available in the market. Under normal circumstances, the Fund will invest at least 80% of its managed assets (as defined in Note 7 – Management Fees and Other Transactions with Affiliates) in municipal securities and other related investments, the income from which is exempt from regular federal income tax. The Fund will invest at least 50% of its managed assets in investment grade municipal securities; it also may invest in below investment grade securities, which are regarded as having predominately speculative characteristics with respect to an issuer’s capacity to pay interest and repay principal, and are commonly referred to as junk bonds or high yield debt.

NIQ seeks to provide current income exempt from regular federal income tax with a secondary objective of seeking additional total return. The Fund seeks to achieve its investment objectives by investing in a diversified portfolio of primarily investment grade quality municipal securities (at least 80% of managed assets), the income from which is exempt from regular federal income tax. The Fund also will seek to reduce the risk of rising interest rates by maintaining a portfolio with an intermediate duration of between three and ten years (including the effects of leverage). The Fund will emphasize the purchase of municipal securities that the Sub-Adviser believes are underrated or undervalued. The Fund’s portfolio will be actively managed, seeking to capitalize on favorable relative value opportunities, with the goal of outperforming broad municipal market benchmarks over the life of the Fund.

Significant Accounting Policies
Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis

52	NUVEEN

may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

As of the end of the reporting period, the Funds’ outstanding when-issued/delayed delivery purchase commitments were as follows:

	NID	NIQ
Outstanding when-issued/delayed delivery purchase commitments	$2,491,942	$569,559

Investment Income
Dividend income is recorded on the ex-dividend date. Investment income is comprised of interest income, which reflects the amortization of premiums and accretion of discounts for financial reporting purposes, and is recorded on an accrual basis. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.

Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.

Dividends and Distributions to Common Shareholders
Dividends from net investment income, if any, are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Compensation
The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Indemnifications
Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (“ISDA”) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 – Portfolio Securities and Investments in Derivatives.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to common shares from operations during the current fiscal period. Actual results may differ from those estimates.

NUVEEN	53

Notes to Financial Statements (Unaudited) (continued)

2. Investment Valuation and Fair Value Measurements
The fair valuation input levels as described below are for fair value measurement purposes.

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Prices of fixed income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.

Prices of swap contracts are also provided by a pricing service approved by the Board using the same methods as described above and are generally classified as Level 2.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (“NAV”) (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

NID	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$820,547,729	$—	$820,547,729
Investments in Derivatives:
Interest Rate Swaps**	—	74,003	—	74,003
Total	$—	$820,621,732	$—	$820,621,732
NIQ
Long-Term Investments*:
Municipal Bonds	$—	$228,235,356	$—	$228,235,356
Short-Term Investments*:
Municipal Bonds	—	2,750,000	—	2,750,000
Total	$—	$230,985,356	$—	$230,985,356

*	Refer to the Fund’s Portfolio of Investments for state classifications.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

54	NUVEEN

The Board is responsible for the valuation process and has appointed the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)	If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.

3. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”) in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.

The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment

NUVEEN	55

Notes to Financial Statements (Unaudited)(continued)

Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.

Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.

As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations Outstanding	NID	NIQ
Floating rate obligations: self-deposited Inverse Floaters	$11,200,000	$—
Floating rate obligations: externally-deposited Inverse Floaters	185,060,000	48,320,000
Total	$196,260,000	$48,320,000

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rate and fees related to self-deposited Inverse Floaters, were as follows:

Self-Deposited Inverse Floaters	NID	NIQ
Average floating rate obligations outstanding	$11,200,000	$—
Average annual interest rate and fees	1.46%	—%

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond is not sufficient to pay the purchase price of the Floaters.

The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.

As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of the end of the reporting period, each Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations – Recourse Trusts	NID	NIQ
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$11,200,000	$—
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	175,250,000	48,320,000
Total	$186,450,000	$48,320,000

56	NUVEEN

Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments such as futures, options and swap contracts. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Interest Rate Swaps Contracts
Interest rate swap contracts involve a Fund’s agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment. Forward interest rate swap contracts involve a Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which begin at a specified date in the future (the “effective date”).

The amount of the payment obligation for an interest rate swap is based on the notional amount and the termination date of the swap contract. Interest rate swap contracts do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the net amount of interest payments that the Fund is to receive.

Interest rate swap contracts are valued daily. Upon entering into an interest rate swap contract (and beginning on the effective date for a forward interest rate swap contract), a Fund accrues the fixed rate payment expected to be paid or received and the variable rate payment expected to be received or paid on the interest rate swap contracts on a daily basis, and recognizes the daily change in the fair value of the Fund’s contractual rights and obligations under the contracts. For an over-the-counter (“OTC”) swap that is not cleared through a clearing house (“OTC Uncleared”), the amount recorded on these transactions is recognized on the Statement of Assets and Liabilities as a component of “Unrealized appreciation or depreciation on interest rate swaps.”

Upon the execution of an OTC swap cleared through a clearing house (“OTC Cleared”), the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash deposited by the Fund to cover initial margin requirements on open swap contracts, if any, is recognized as a component of “Cash collateral at brokers for investments in swaps” on the Statement of Assets and Liabilities. Investments in OTC Cleared swaps obligate the Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap contract. If the Fund has unrealized appreciation, the clearing broker will credit the Fund’s account with an amount equal to the appreciation. Conversely, if the Fund has unrealized depreciation, the clearing broker will debit the Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of Assets and Liabilities. Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation or depreciation on interest rate swaps” as described in the preceding paragraph.

The net amount of periodic payments settled in cash are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations, in addition to the net realized gain or loss recorded upon the termination of the swap contract. For tax purposes, payments expected to be received or paid on the swap contracts are treated as ordinary income or expense, respectively. Changes in the value of the swap contracts during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” on the Statement of Operations. In certain instances, payments are made or received upon entering into the swap contract to compensate for differences between the stated terms of the swap agreements and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Payments received or made at the beginning of the measurement period, if any, are recognized as “Interest rate swaps premiums paid and/or received” on the Statement of Assets and Liabilities.

During the current fiscal period, each Fund, as part of its duration management strategy, NID used duration shortening forward interest rate swap contracts to help maintain its ten-year duration mandate.

NUVEEN	57

Notes to Financial Statements (Unaudited)(continued)

The average notional amount of interest rate swap contracts outstanding during the current fiscal period was as follows:

NID
Average notional amount of interest rate swap contracts outstanding*	$13,333,333

*	The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the fair value of all swap contracts held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
		Asset Derivatives		(Liability) Derivatives
Underlying	Derivative
Risk Exposure	Instrument	Location	Value	Location	Value
NID
Interest rate	Swaps (OTC Cleared)	Receivable for variation margin on swap contracts**	$74,003	—	$—

**	Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities and is not reflected in the cumulative unrealized appreciation (depreciation) presented above. Value represents the unrealized appreciation (depreciation) of swaps as reported in the Fund’s Portfolio of Investments and not the asset and/or liability amount as described in the table above.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on swap contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

Change in Net
			Net Realized	Unrealized Appreciation
	Underlying	Derivative	Gain (Loss) from	(Depreciation) of
Fund	Risk Exposure	Instrument	Swaps	Swaps
NID	Interest rate	Swaps	$1,188,338	$(1,084,057)

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

4. Fund Shares

Common Share Transactions
The Funds did not have any transactions in common shares during current and prior fiscal period.

Preferred Shares

Variable Rate MuniFund Term Preferred Shares
The Funds have issued and have outstanding Variable Rate MuniFund Term Preferred (“VMTP”) Shares, with $100,000 liquidation preference per share. VMTP Shares are issued via private placement and are not publicly available.

As of the end of the reporting period, VMTP Shares outstanding, at liquidation preference, for each Fund was as follows:

		Shares	Liquidation
Fund	Series	Outstanding	Preference
NID	2018	1,750	$175,000,000
NIQ	2018	550	$55,000,000

58	NUVEEN

Each Fund is obligated to redeem its VMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares may be redeemed at the option of each Fund, subject to payment of premium for approximately one year following the date of issuance (“Premium Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends. Each Fund may be obligated to redeem a certain amount of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for each Fund’s series of VMTP Shares are as follows:

		Term	Premium
Fund	Series	Redemption Date	Expiration Date
NID	2018	August 1, 2018	June 30, 2016
NIQ	2018	November 1, 2018	September 30, 2016

The average liquidation preference of VMTP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:

	NID	NIQ
Average liquidation preference of VMTP Shares outstanding	$175,000,000	$55,000,000
Annualized dividend rate	1.75%	1.75%

VMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. VMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount established at the time of issuance. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the VMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of VMTP Shares is a liability and is recognized as a component of “Variable Rate MuniFund Term Preferred (“VMTP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities.

Dividends on the VMTP Shares (which are treated as interest payments for financial reporting purposes) are set weekly. Unpaid dividends on VMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on VMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Costs incurred in connection with each Fund’s offering of VMTP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as components of “Variable Rate MuniFund Term Preferred (“VMTP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

Preferred Share Transactions
The Funds did not have any transactions in preferred shares during current or prior period.

5. Investment Transactions
Long-term purchases and sales (including maturities but excluding derivative transactions, where applicable) during the current fiscal period were as follows:

	NID	NIQ
Purchases	$89,946,936	$6,819,787
Sales and maturities	73,205,187	8,100,363

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally

NUVEEN	59

Notes to Financial Statements (Unaudited)(continued)

the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

The tables below present the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of November 30, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

	NID	NIQ
Tax cost of investments	$802,243,619	$225,960,771
Gross unrealized:
Appreciation	$27,590,136	$7,060,674
Depreciation	(20,486,030)	(2,036,089)
Net unrealized appreciation (depreciation) of investments	$7,104,106	$5,024,585

	NID	NIQ
Tax cost of swaps	$477	$—
Net unrealized appreciation (depreciation) of swaps	74,003	—

Permanent differences, primarily due to taxable market discount, federal taxes paid, paydowns and nondeductible offering costs, resulted in reclassifications among the Funds’ components of net assets as of May 31, 2017, the Funds’ last tax year end, as follows:

	NID	NIQ
Paid-in surplus	$(14,607)	$(3,830)
Undistributed (Over-distribution of) net investment income	(54,113)	(12,383)
Accumulated net realized gain (loss)	68,720	16,213

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of May 31, 2017, the Funds’ last tax year end, were as follows:

	NID	NIQ
Undistributed net tax-exempt income[1]	$3,316,046	$269,655
Undistributed net ordinary income[2]	268,196	13,709
Undistributed net long-term capital gains	—	—

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 1, 2017, and paid on June 1, 2017.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2017 was designated for purposes of the dividends paid deduction as follows:

	NID	NIQ
Distributions from net tax-exempt income	$34,062,678	$7,605,351
Distributions from net ordinary income[2]	84,437	—
Distributions from net long-term capital gains	—	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

As of May 31, 2017, the Funds’ last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.

	NID	NIQ
Capital losses to be carried forward – not subject to expiration	$36,777,777	$10,542,359

60	NUVEEN

7. Management Fees and Other Transactions with Affiliates

Management Fees
Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual Fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:

	NID	NIQ
Average Daily Managed Assets*	Fund-Level Fee	Fund-Level Fee
For the first $125 million	0.4000%	0.3000%
For the next $125 million	0.3875	0.2875
For the next $250 million	0.3750	0.2750
For the next $500 million	0.3625	0.2625
For the next $1 billion	0.3500	0.2500
For the next $3 billion	0.3250	0.2250
For managed assets over $5 billion	0.3125	0.2125

The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445

*	For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of November 30, 2017, the complex-level fee for each Fund was 0.1595%.

Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds managed by the Adviser (“inter-fund trade”) under specified conditions outlined in procedures adopted by the Board. These procedures have been designed to ensure that any inter-fund trade of securities by the Fund from or to another fund that is, or could be, considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each inter-fund trade is effected at the current market price as provided by an independent pricing service. Unsettled inter-fund trades as of the end of the reporting period are recognized as a component of “Receivable for investments sold” and/or “Payable for investments purchased” on the Statement of Assets and Liabilities, when applicable.

During the current fiscal period, the Funds did not engage in inter-fund trades pursuant to these procedures.

NUVEEN	61

Notes to Financial Statements (Unaudited)(continued)

8. Borrowing Arrangements

Uncommitted Line of Credit
During the current fiscal period, the Funds participated in an unsecured bank line of credit (“Unsecured Credit Line”) under which outstanding balances would bear interest at a variable rate. Although the Funds participated in the Unsecured Credit Line, they did not have any outstanding balances during the current fiscal period.

The Unsecured Credit Line was not renewed after its scheduled termination date on July 27, 2017.

Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, approximately $3 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. A large portion of this facility’s capacity (and its associated costs as described below) is currently dedicated for use by a small number of Participating Funds, which does not include any of the Funds covered by this shareholder report. The remaining capacity under the facility (and the corresponding portion of the facility’s annual costs) is separately dedicated to most of the other open-end funds in the Nuveen fund family, along with a number of Nuveen closed-end funds, including all of the Funds covered by this shareholder report. The credit facility expires in July 2018 unless extended or renewed.

The credit facility has the following terms: a fee of 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, the following Fund utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:

NID
Maximum Outstanding Balance	$25,800,000

During the current fiscal period, and during the Fund’s utilization period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:

NID
Average daily balance outstanding	$10,225,000
Average annual interest rate	2.25%

Inter-Fund Borrowing and Lending
The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund

62	NUVEEN

may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

9. New Accounting Pronouncements

Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities
During March 2017, the Financial Accounting Standards Board (“FASB”) issued ASU 2017-08, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08, if any.

FASB ASU 2016-18: Statement of Cash Flows – Restricted Cash (“ASU 2016-18”)
The FASB issued ASU 2016-18, which will require entities to include the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the beginning and ending cash balances in the Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is currently evaluating the implications of ASU 2016-18, if any.

NUVEEN	63

Additional Fund Information

Board of Trustees
Margo Cook*	Jack B. Evans	William C. Hunter	David J. Kundert**	Albin F. Moschner	John K. Nelson
William J. Schneider	Judith M. Stockdale	Carole E. Stone	Terence J. Toth	Margaret L Wolff	Robert L. Young

*	Interested Board Member.
**	Retired from the Fund’s Board of Trustees effective December 31, 2017.

Fund Manager	Custodian	Legal Counsel	Independent Registered	Transfer Agent and
Nuveen Fund Advisors, LLC	State Street Bank	Chapman and Cutler LLP	Public Accounting Firm	Shareholder Services
333 West Wacker Drive	& Trust Company	Chicago, IL 60603	KPMG LLP	Computershare Trust
Chicago, IL 60606	One Lincoln Street		200 East Randolph Street	Company, N.A.
	Boston, MA 02111		Chicago, IL 60601	250 Royall Street
Canton, MA 02021
(800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock, as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NID	NIQ
Common shares repurchased	—	—

FINRA BrokerCheck
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

64	NUVEEN

Glossary of Terms Used in this Report

■	Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■	Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■	Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.

■	Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in a fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

■	Forward Interest Rate Swap: A contractual agreement between two counterparties under which one party agrees to make periodic payments to the other for an agreed period of time based on a fixed rate, while the other party agrees to make periodic payments based on a floating rate of interest based on an underlying index. Alternatively, both series of cash flows to be exchanged could be calculated using floating rates of interest but floating rates that are based upon different underlying indices.

■	Industrial Development Revenue Bond (IDR): A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.

■	Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

■	Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

■	Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

NUVEEN	65

Glossary of Terms Used in this Report (Unaudited) (continued)

■	Regulatory Leverage: Regulatory Leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.

■	S&P Intermediate Duration Municipal Yield Index: An unleveraged, market value-weighted index that tracks both the investment grade municipal bond market and the high yield municipal bond market in the duration ranges of short duration: 1 to 12 years maturity range and long duration: 1 to 17 years maturity range. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■	S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume investment of distributions, but do not reflect any applicable sales charges or management fees.

■	S&P Municipal Bond Intermediate Index: An unleveraged, market value-weighted index containing all of the bonds in the S&P Municipal Bond Index with maturity dates between 3 and 14.999 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■	Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

■	Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

66	NUVEEN

Reinvest Automatically, Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares. By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan. The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

NUVEEN	67

Nuveen:

Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment management arm of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully.

Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com

ESA-C-1117D 366880-INV-B-01/19

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Intermediate Duration Municipal Term Fund

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: February 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer
(principal executive officer)

Date: February 7, 2018

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: February 7, 2018